--------------------------------------------------------------------------------
                                 QUAKER ENHANCED
                                STOCK MARKET FUND
--------------------------------------------------------------------------------


                     a series of the Quaker Investment Trust






                             SEMI-ANNUAL REPORT 1997


                        FOR THE PERIOD ENDED DECEMBER 31


















                                  FUND SPONSOR
                               Quaker Funds, Inc.
                             1288 Valley Forge Road
                               Post Office Box 987
                        Valley Forge, Pennsylvania 19482
                                 1-800-220-8888

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                                                  QUAKER ENHANCED STOCK MARKET FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 91.21%

Advertising - 0.92%
     Gannett Company, Inc. .......................................................                      100                  $ 6,181
     Tribune Company .............................................................                      100                    6,225
                                                                                                                             -------
                                                                                                                              12,406
                                                                                                                             -------
Aerospace & Defense - 3.73%
     AlliedSignal Inc. ...........................................................                      200                    7,787
     General Dynamics Corporation ................................................                      100                    8,675
     General Motors Corporation-Class H ..........................................                      100                    3,693
 (a) Litton Industries, Inc. .....................................................                      100                    5,750
     Parker Hannifin Corporation .................................................                      200                    9,175
     Thiokol Corporation .........................................................                      100                    8,125
     United Technologies Corporation .............................................                      100                    7,281
                                                                                                                             -------
                                                                                                                              50,486
                                                                                                                             -------
Agriculture - 0.86%
     Deere & Company .............................................................                      200                   11,650
                                                                                                                             -------

Auto & Trucks - 2.96%
     Chrysler Corporation ........................................................                      100                    3,518
     Ford Motor Company ..........................................................                      400                   19,450
     General Motors Corporation ..................................................                      200                   12,125
 (a) Navistar International Corporation ..........................................                      200                    4,963
                                                                                                                             -------
                                                                                                                              40,056
                                                                                                                             -------
Auto & Trucks - Original Equipment - 0.25%
     Arvin Industries, Inc. ......................................................                      100                    3,331
                                                                                                                             -------

Beverages - 1.78%
     The Coca-Cola Company .......................................................                      200                   13,337
     Coca-Cola Enterprises Inc. ..................................................                      100                    3,556
     PepsiCo, Inc. ...............................................................                      200                    7,250
                                                                                                                             -------
                                                                                                                              24,143
                                                                                                                             -------
Building Materials - 1.13%
     Masco Corporation ...........................................................                      100                    5,087
     Vulcan Materials Company ....................................................                      100                   10,212
                                                                                                                             -------
                                                                                                                              15,299
                                                                                                                             -------
Brewery - 0.25%
     Adolph Coors Company ........................................................                      100                    3,325
                                                                                                                             -------

Chemicals - 3.87%
     The Clorox Company ..........................................................                      200                   15,875
     The Dow Chemical Company ....................................................                      100                   10,150
     E.I. du Pont de Nemours and Company .........................................                      200                   12,012
     Georgia Gulf Corporation ....................................................                      100                    3,063



                                                                                                                         (Continued)
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                                                  QUAKER ENHANCED STOCK MARKET FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------



COMMON STOCKS - (Continued)

Chemicals - (Continued)
     The Lubrizol Corporation ......................................................                     100                 $ 3,688
     Lyondell Petrochemical Company ................................................                     200                   5,300
     Millenium Chemicals Inc. ......................................................                     100                   2,350
                                                                                                                             -------
                                                                                                                              52,438
                                                                                                                             -------
Commercial Services - 0.21%
     Ogden Corporation .............................................................                     100                   2,818
                                                                                                                             -------

Computers - 3.04%
     Compaq Computer Corporation ...................................................                     100                   5,650
     Dell Computer Corporation .....................................................                     100                   8,400
     International Business Machines ...............................................                     200                  20,912
 (a) Storage Technology Corporation ................................................                     100                   6,194
                                                                                                                             -------
                                                                                                                              41,156
                                                                                                                             -------
Computer Software & Services - 2.69%
     Computer Associates International, Inc. .......................................                     200                  10,600
 (a) Microsoft Corporation .........................................................                     200                  25,850
                                                                                                                             -------
                                                                                                                              36,450
                                                                                                                             -------
Cosmetics & Personal Care - 0.47%
     Alberto-Culver Company ........................................................                     200                   6,412
                                                                                                                             -------

Electronics - 2.71%
     General Electric Company ......................................................                     500                  36,687
                                                                                                                             -------

Electronics - Semiconductor - 1.36%
     Intel Corporation .............................................................                     200                  14,050
 (a) SCI Systems, Inc. .............................................................                     100                   4,356
                                                                                                                             -------
                                                                                                                              18,406
                                                                                                                             -------
Entertainment - 0.93%
 (a) GTECH Holdings Corporation ....................................................                     100                   3,193
     King World Productions, Inc. ..................................................                     100                   5,775
     Meredith Corporation ..........................................................                     100                   3,568
                                                                                                                             -------
                                                                                                                              12,536
                                                                                                                             -------
Financial - Banks, Money Center - 5.94%
     Chase Manhattan Corporation ...................................................                     100                  10,950
     Citicorp ......................................................................                     200                  25,287
     Comerica, Inc. ................................................................                     100                   9,025
     First Chicago NBD Corporation .................................................                     200                  16,700
     First Union Corporation .......................................................                     100                   5,125
     Norwest Corporation ...........................................................                     200                   7,713
     State Street Corporation ......................................................                     100                   5,819
                                                                                                                             -------
                                                                                                                              80,619
                                                                                                                             -------

                                                                                                                         (Continued)
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                                                  QUAKER ENHANCED STOCK MARKET FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

Financial - Savings/Loans/Thrift - 1.22%
     Golden West Financial Corporation ...............................................                    100                $ 9,781
     H.F. Ahmanson & Company .........................................................                    100                  6,694
                                                                                                                             -------
                                                                                                                              16,475
                                                                                                                             -------
Financial - Securities Brokers - 3.00%
     A.G. Edwards, Inc. ..............................................................                    100                  3,975
     Bear Stearns Companies, Inc. ....................................................                    100                  4,750
     Donaldson, Lufkin & Jenrette, Inc. ..............................................                    100                  7,950
     Merrill Lynch & Co. .............................................................                    200                 14,588
     Morgan Stanley, Dean Witter, Discover and Co. ...................................                    100                  5,913
     Paine Webber Group Inc. .........................................................                    100                  3,456
                                                                                                                             -------
                                                                                                                              40,632
                                                                                                                             -------
Financial Services - 3.21%
     American Express Company ........................................................                    100                  8,925
     Comdisco, Inc. ..................................................................                    100                  3,344
     Fannie Mae ......................................................................                    400                 22,825
     Freddie Mac .....................................................................                    200                  8,388
                                                                                                                             -------
                                                                                                                              43,482
                                                                                                                             -------
Food - Processing - 0.13%
 (a) Ralcorp Holdings, Inc. ..........................................................                    100                  1,694
                                                                                                                             -------

Food - Wholesale - 1.79%
     Quaker Oats Company .............................................................                    300                 15,825
     SUPERVALU INC ...................................................................                    200                  8,375
                                                                                                                             -------
                                                                                                                              24,200
                                                                                                                             -------
Homebuilders - 0.63%
     Centex Corporation ..............................................................                    100                  6,294
     Kaufman & Broad Home Corporation ................................................                    100                  2,244
                                                                                                                             -------
                                                                                                                               8,538
                                                                                                                             -------
Household Products & Housewares - 2.92%
     Ethan Allen Interiors Inc. ......................................................                    100                  3,856
     Maytag Corporation ..............................................................                    100                  3,731
     The Procter & Gamble Company ....................................................                    400                 31,925
                                                                                                                             -------
                                                                                                                              39,512
                                                                                                                             -------
Insurance - Life & Health - 1.19%
     Jefferson-Pilot Corporation .....................................................                    100                  7,788
     ReliaStar Financial Corporation .................................................                    100                  4,119
     SunAmerica, Inc. ................................................................                    100                  4,275
                                                                                                                             -------
                                                                                                                              16,182
                                                                                                                             -------

                                                                                                                         (Continued)
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                                                  QUAKER ENHANCED STOCK MARKET FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

Insurance - Multiline - 4.48%
     Allstate Corporation ..........................................................                     300                 $27,263
     American International Group, Inc. ............................................                     200                  21,750
     Old Republic International Corporation ........................................                     200                   7,438
     Torchmark Corporation .........................................................                     100                   4,219
                                                                                                                             -------
                                                                                                                              60,670
                                                                                                                             -------
Machine - Construction & Mining - 1.37%
     Caterpillar Inc. ..............................................................                     300                  14,569
     Ingersoll-Rand Company ........................................................                     100                   4,050
                                                                                                                             -------
                                                                                                                              18,619
                                                                                                                             -------
Machine - Diversified - 2.28%
     Aeroquip-Vickers Inc. .........................................................                     100                   4,906
     Cooper Industries, Inc. .......................................................                     200                   9,800
     Dover Corporation .............................................................                     200                   7,225
     Eaton Corporation .............................................................                     100                   8,925
                                                                                                                             -------
                                                                                                                              30,856
                                                                                                                             -------
Metal Fabrication & Hardware - 0.25%
     The Timken Company ............................................................                     100                   3,438
                                                                                                                             -------

Miscellaneous - Distribution & Wholesale - 0.46%
     Unilever NV ...................................................................                     100                   6,244
                                                                                                                             -------

Miscellaneous - Manufacturing - 0.37%
     National Service Industries, Inc. .............................................                     100                   4,956
                                                                                                                             -------

Office & Business Equipment - 1.75%
     Pitney-Bowes, Inc. ............................................................                     100                   8,994
     Xerox Corporation .............................................................                     200                  14,775
                                                                                                                             -------
                                                                                                                              23,769
                                                                                                                             -------
Oil & Gas - Equipment & Services - 1.54%
     Halliburton Company ...........................................................                     100                   5,188
 (a) Key Energy Group, Inc. ........................................................                     100                   2,169
     Schlumberger Limited ..........................................................                     100                   8,050
     Tidewater, Inc. ...............................................................                     100                   5,513
                                                                                                                             -------
                                                                                                                              20,920
                                                                                                                             -------
Oil & Gas - Exploration - 2.88%
 (a) Cabot Oil & Gas Corporation ...................................................                     100                   1,944
     Cliffs Drilling Company .......................................................                     100                   4,988
     Columbia Gas System, Inc. .....................................................                     100                   7,856
     Mobil Corporation .............................................................                     300                  21,656
 (a) Oryx Energy Company ...........................................................                     100                   2,550
                                                                                                                             -------
                                                                                                                              38,994
                                                                                                                             -------

                                                                                                                         (Continued)
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                                                  QUAKER ENHANCED STOCK MARKET FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

Oil & Gas - International - 3.68%
     Atlantic Richfield Company ..................................................                      200                 $ 16,025
     Exxon Corporation ...........................................................                      100                    6,119
     Helmerich & Payne, Inc. .....................................................                      100                    6,788
     Penzoil Company .............................................................                      100                    6,681
     Texaco Inc. .................................................................                      200                   10,875
     USX-Marathon Group ..........................................................                      100                    3,375
                                                                                                                            --------
                                                                                                                              49,863
                                                                                                                            --------
Pharmaceuticals - 8.39%
     Bristol-Myers Squibb Company ................................................                      500                   47,250
     Eli Lilly & Company .........................................................                      300                   20,888
     Merck & Co., Inc. ...........................................................                      100                   10,625
     Pfizer Inc. .................................................................                      300                   22,425
     Schering-Plough Corporation .................................................                      200                   12,425
                                                                                                                            --------
                                                                                                                             113,613
                                                                                                                            --------
Publishing - Printing - 0.82%
     The McGraw-Hill Companies, Inc. .............................................                      100                    7,400
 (a) Valassis Communications, Inc. ...............................................                      100                    3,700
                                                                                                                            --------
                                                                                                                              11,100
                                                                                                                            --------
Retail - Apparel - 1.71%
     Burlington Coat Factory Warehouse Co. .......................................                      200                    3,288
     Kellwood Company ............................................................                      100                    3,000
     Liz Claiborne, Inc. .........................................................                      100                    4,181
     The TJX Companies, Inc. .....................................................                      100                    3,438
     VF Corporation ..............................................................                      200                    9,300
                                                                                                                            --------
                                                                                                                              23,207
                                                                                                                            --------
Retail - Department Stores - 1.37%
     Dayton Hudson Corporation ...................................................                      100                    6,750
     Wal-Mart Stores, Inc. .......................................................                      300                   11,831
                                                                                                                            --------
                                                                                                                              18,581
                                                                                                                            --------
Retail - Grocery - 1.39%
     Albertson's, Inc. ...........................................................                      400                   18,900
                                                                                                                            --------

Retail - Specialty Line - 0.79%
 (a) Best Buy Co., Inc. ..........................................................                      100                    3,687
     Tandy Corporation ...........................................................                      100                    3,856
 (a) Toys "R" Us, Inc. ...........................................................                      100                    3,144
                                                                                                                            --------
                                                                                                                              10,687
                                                                                                                            --------
Telecommunications - 0.30%
     Alltel Corporation ..........................................................                      100                    4,106
                                                                                                                            --------



                                                                                                                         (Continued)
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                                                  QUAKER ENHANCED STOCK MARKET FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Telecommunications Equipment - 0.61%
        (a) AirTouch Communications, Inc. ...............................................                  200            $    8,313
                                                                                                                          ----------

       Tobacco Products - 1.00%
            Philip Morris Companies Inc. ................................................                  300                13,575
                                                                                                                          ----------

       Transportation - Air - 2.22%
        (a) AMR Corporation .............................................................                  100                12,850
        (a) Northwest Airlines Corp. ....................................................                  100                 4,788
        (a) US Airways Group Inc. .......................................................                  200                12,500
                                                                                                                          ----------
                                                                                                                              30,138
                                                                                                                          ----------
       Transportation - Rail - 1.39%
            Burlington Northern Santa Fe Corporation ....................................                  100                 9,294
            Kansas City Southern Industries, Inc. .......................................                  200                 6,350
        (a) USFreightways Corporation ...................................................                  100                 3,250
                                                                                                                          ----------
                                                                                                                              18,894
                                                                                                                          ----------
       Utilities - Telecommunications - 4.97%
            Ameritech Corporation .......................................................                  200                16,100
            A T & T Corporation .........................................................                  500                30,656
            BellSouth Corporation .......................................................                  100                 5,631
            GTE Corporation .............................................................                  200                10,450
            U S WEST Communications Group ...............................................                  100                 4,513
                                                                                                                          ----------
                                                                                                                              67,350
                                                                                                                          ----------

            Total Common Stocks (Cost $1,158,453) .......................................                                  1,235,726
                                                                                                                          ----------

INVESTMENT COMPANIES - 8.15%

       Evergreen Money Market Treasury Institutional Money
             Market Fund Institutional Service Shares ...................................               68,587                68,587
       Evergreen Money Market Treasury Institutional Treasury Money
             Market Fund Institutional Service Shares ...................................               41,955                41,955
                                                                                                                          ----------

             Total Investment Companies (Cost $110,542) .................................                                    110,542
                                                                                                                          ----------



Total Value of Investments (Cost $1,268,995 (b)) ........................................                99.36%           $1,346,268
Other Assets Less Liabilities ...........................................................                 0.64%                8,607
                                                                                                    ----------            ----------
       Net Assets .......................................................................               100.00%           $1,354,875
                                                                                                    ==========            ==========



                                                                                                                         (Continued)
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                                                  QUAKER ENHANCED STOCK MARKET FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)


(a)      Non-income producing investment.

(b)      Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation  (depreciation)
         of investments for financial reporting and federal income tax purposes is as follows:


                    Unrealized appreciation .............................................................                  $ 95,311
                    Unrealized depreciation .............................................................                  (18,038)
                                                                                                                           --------

                    Net unrealized appreciation .........................................................                  $ 77,273
                                                                                                                           ========


See accompanying notes to financial statements
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                                                  QUAKER ENHANCED STOCK MARKET FUND
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          December 31, 1997
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $1,268,995) ...........................................................                $1,346,268
       Income receivable .................................................................................                     1,701
       Deferred organization expenses, net (note 4) ......................................................                    25,883
       Other asset .......................................................................................                       293
                                                                                                                          ----------

            Total assets .................................................................................                 1,374,145
                                                                                                                          ----------

LIABILITIES
       Accrued expenses ..................................................................................                     7,837
       Due to fund sponsor (note 3) ......................................................................                     8,791
       Disbursements in excess of cash on demand deposit .................................................                     2,642
                                                                                                                          ----------

            Total liabilities ............................................................................                    19,270
                                                                                                                          ----------

NET ASSETS
       (applicable to 111,589 shares outstanding; unlimited
         shares of $0.01 par value beneficial interest authorized) .......................................                $1,354,875
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE
       PER SHARE
       ($1,354,875 / 111,589 shares) .....................................................................                $    12.14
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ...................................................................................                $1,250,411
       Undistributed net investment income ...............................................................                        15
       Undistributed net realized gain on investments ....................................................                    27,176
       Net unrealized appreciation on investments ........................................................                    77,273
                                                                                                                          ----------
                                                                                                                          $1,354,875
                                                                                                                          ==========


See accompanying notes to financial statements
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                                                  QUAKER ENHANCED STOCK MARKET FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended December 31, 1997
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Dividends .....................................................................................               $   8,475
            Interest ......................................................................................                     906
                                                                                                                          ---------

                 Total income .............................................................................                   9,381
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                   2,674
            Fund administration fees (note 2) .............................................................                     936
            Shareholder servicing fees (note 3) ...........................................................                   1,070
            Custody fees ..................................................................................                   3,238
            Registration and filing administration fees (note 2) ..........................................                     769
            Fund accounting fees (note 2) .................................................................                  12,000
            Audit fees ....................................................................................                   2,500
            Legal fees ....................................................................................                     921
            Securities pricing fees .......................................................................                   4,161
            Shareholder recordkeeping fees ................................................................                   3,000
            Shareholder servicing expenses ................................................................                     737
            Registration and filing expenses ..............................................................                     320
            Printing expenses .............................................................................                     108
            Amortization of deferred organization expenses (note 4) .......................................                   3,406
            Trustee fees and meeting expenses .............................................................                      44
            Other operating expenses ......................................................................                     610
                                                                                                                          ---------

                 Total expenses ...........................................................................                  36,494
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 3) ....................................................                 (27,386)
                       Investment advisory fees waived (note 2) ...........................................                  (2,674)
                       Shareholder servicing fees waived (note 3) .........................................                  (1,070)
                                                                                                                          ---------

                 Net expenses .............................................................................                   5,364
                                                                                                                          ---------

                       Net investment income ..............................................................                   4,017
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 122,279
       Decrease in unrealized appreciation on investments .................................................                 (18,991)
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 103,288
                                                                                                                          ---------

                 Net increase in net assets resulting from operations .....................................               $ 107,305
                                                                                                                          =========




See accompanying notes to financial statements
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                                                 QUAKER ENHANCED STOCK MARKET FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            For the
                                                                                                                        period from
                                                                                                                  November 25, 1996
                                                                                                                      (commencement
                                                                                                  Period ended    of operations) to
                                                                                                   December 31,             June 30,
                                                                                                          1997                 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

   Operations
     Net investment income ...............................................................         $     4,017          $     3,607
     Net realized gain (loss) from investment transactions ...............................             122,279               (3,149)
     Increase (decrease) in unrealized appreciation on investments .......................             (18,991)              96,264
                                                                                                       -------               ------
       Net increase in net assets resulting from operations ..............................             107,305               96,722
                                                                                                       -------               ------

   Distributions to shareholders from
     Net investment income ...............................................................              (4,067)              (3,542)
     Net realized gain from investment transactions ......................................             (91,954)                   0
                                                                                                       -------               ------
       Decrease in net assets resulting from distributions ...............................             (96,021)              (3,542)
                                                                                                       -------               ------
   Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ................             561,017              689,394
                                                                                                       -------              -------
         Total increase in net assets ....................................................             572,301              782,574

NET ASSETS

   Beginning of period ...................................................................             782,574                    0
                                                                                                       -------              -------
   End of period (including undistributed net investment income ..........................         $ 1,354,875          $   782,574
                  of $15 as of December 31, 1997 and $65 as of                                      ==========            =========
                  June 30, 1997)


(a) A summary of capital share activity follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the period from November 25, 1996
                                                                       Period ended              (commencement of operations) to
                                                                  December 31, 1997                        June 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares               Value              Shares               Value

Shares sold ........................................             37,781           $ 468,657              67,743           $ 707,083
Shares issued for reinvestment of
   distributions ...................................              7,682              92,775                 301               3,442
                                                                 ------             -------              ------             -------
                                                                 45,463             561,432              68,044             710,525

Shares redeemed ....................................                (34)               (415)             (1,884)            (21,131)
                                                                 ------             -------              ------             -------
   Net increase ....................................             45,429           $ 561,017              66,160           $ 689,394
                                                                 ======             =======              ======           =========



See accompanying notes to financial statements

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                                                 QUAKER ENHANCED STOCK MARKET FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the
                                                                                                               period from
                                                                                                         November 25, 1996
                                                                                                             (commencement
                                                                                     Period ended            of operations)
`                                                                                     December 31,                 June 30,
                                                                                             1997                     1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............................................          $11.83                  $10.00
                                                                                            ------                  ------
  Income from investment operations
    Net investment income ........................................................            0.04                    0.07
    Net realized and unrealized gain on investments ..............................            1.25                    1.83
                                                                                              ----                    ----
       Total from investment operations ..........................................            1.29                    1.90
                                                                                              ----                    ----
  Distributions to shareholders from
    Net investment income ........................................................           (0.04)                  (0.07)
    Net realized gain from investment transactions ...............................           (0.94)                   0.00
                                                                                             -----                    ----
       Total distributions .......................................................           (0.98)                  (0.07)
                                                                                             -----                   -----
Net asset value, end of period ...................................................          $12.14                  $11.83
                                                                                            ======                  ======

Total return (b) .................................................................           11.11%                  19.04%
                                                                                             =====                   =====
Ratios/supplemental data

  Net assets, end of period ......................................................       $1,354,875               $782,574
                                                                                         ==========               ========

  Ratio of expenses to average net assets
    Before expense reimbursements and waived fees ................................             6.82 %(a)            16.44%(a)
    After expense reimbursements and waived fees .................................             1.00 %(a)             1.00%(a)

  Ratio of net investment income (loss) to average net assets
    Before expense reimbursements and waived fees ................................            (5.07)%(a)            (14.32)%(a)
    After expense reimbursements and waived fees .................................             0.76 %(a)              1.14 %(a)

  Portfolio turnover rate ........................................................           155.10 %                34.26 %(a)

  Average broker commissions per share (c) .......................................            $0.0198                $0.0203



(a) Annualized.

(b) Aggregate total return, not annualized.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.


See accompanying notes to financial statements

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Enhanced Stock Market Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent of October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Fiduciary Asset Management Company (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $2,674 ($0.03 per share) for the period ended December 31, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Funds. Each Fund pays a monthly fee for these services based on the number of shareholders in each Fund, subject to a monthly minimum fee of $500.

The Fund's Distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $1,366 for purchases and sales of investments, other than short-term investments for the period ended December 31, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and

                                                                     (Continued)

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for the services, Quaker Funds, Inc. receives 0.20% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $1,070 and has reimbursed expenses totaling $27,386 for the period ended December 31, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $1,941,396 and $1,567,041, respectively, for the period ended December 31, 1997.


NOTE 6 - DISTRIBUTIONS

For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total $0.94 per share of such distributions for the period ended December 31, 1997 represents short-term capital gain distributions, taxable as ordinary income to shareholders for federal income tax purposes. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

--------------------------------------------------------------------------------

                                   QUAKER CORE
                                   EQUITY FUND

--------------------------------------------------------------------------------

                     a series of the Quaker Investment Trust






                             SEMI-ANNUAL REPORT 1997


                        FOR THE PERIOD ENDED DECEMBER 31


















                                  FUND SPONSOR
                               Quaker Funds, Inc.
                             1288 Valley Forge Road
                               Post Office Box 987
                        Valley Forge, Pennsylvania 19482
                                 1-800-220-8888

                                                       QUAKER CORE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.13%

       Aerospace & Defense - 7.00%
            AlliedSignal Inc. ........................................................                    500                $19,469
            The Boeing Company .......................................................                    400                 19,575
            Lockheed Martin Corporation ..............................................                    200                 19,700
                                                                                                                             -------
                                                                                                                              58,744
                                                                                                                             -------
       Beverages - 1.30%
            PepsiCo, Inc. ............................................................                    300                 10,875
                                                                                                                             -------

       Computers - 3.57%
            Compaq Computer Corporation ..............................................                    200                 11,300
            Hewlett-Packard Company ..................................................                    300                 18,712
                                                                                                                             -------
                                                                                                                              30,012
                                                                                                                             -------
       Computer Software & Services - 11.87%
            Automatic Data Processing, Inc. ..........................................                    200                 12,275
        (a) Ceridian Corporation .....................................................                    300                 13,744
        (a) Cisco Systems, Inc. ......................................................                    300                 16,725
            Computer Associates International, Inc. ..................................                    600                 31,800
        (a) Safeguard Scientifics, Inc. ..............................................                    800                 25,100
                                                                                                                             -------
                                                                                                                              99,644
                                                                                                                             -------
       Cosmetics & Personal Care - 5.40%
            Colgate-Palmolive Company ................................................                    400                 29,400
            Procter & Gamble Company .................................................                    200                 15,962
                                                                                                                             -------
                                                                                                                              45,362
                                                                                                                             -------
       Electronics - 1.75%
            General Electric Company .................................................                    200                 14,675
                                                                                                                             -------

       Electronics - Semiconductor - 3.87%
            Motorola, Inc. ...........................................................                    200                 11,438
            Intel Corporation ........................................................                    300                 21,075
                                                                                                                             -------
                                                                                                                              32,513
                                                                                                                             -------
       Engineering & Construction - 0.89%
            Fluor Corporation ........................................................                    200                  7,475
                                                                                                                             -------

       Entertainment - 1.48%
            Time Warner Inc. .........................................................                    200                 12,400
                                                                                                                             -------







                                                                                                                         (Continued)

                                                       QUAKER CORE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Financial Services - 6.93%
            Franklin Resources, Inc. ...................................................                   200               $17,387
            Fannie Mae .................................................................                   300                17,119
            Morgan Stanley, Dean Witter, Discover and Co. ..............................                   400                23,650
                                                                                                                             -------
                                                                                                                              58,156
                                                                                                                             -------
       Financial - Banks, Money Center - 7.19%
            Citicorp ...................................................................                   100                12,644
            J.P. Morgan & Company Incorporated .........................................                   100                11,288
            Mellon Bank Corporation ....................................................                   300                18,187
            NationsBank Corporation ....................................................                   300                18,244
                                                                                                                             -------
                                                                                                                              60,363
                                                                                                                             -------
       Financial - Securities Brokers - 3.31%
            SLM Holding Corporation ....................................................                   200                27,825
                                                                                                                             -------

       Food - Processing - 4.84%
            Heinz (H.J.) Company .......................................................                   200                10,162
            Hershey Foods Corporation ..................................................                   200                12,388
            Philip Morris Companies Inc. ...............................................                   400                18,100
                                                                                                                             -------
                                                                                                                              40,650
                                                                                                                             -------
       Insurance - Life & Health - 1.22%
            AFLAC Incorporated .........................................................                   200                10,225
                                                                                                                             -------

       Insurance - Multiline - 1.94%
            American International Group ...............................................                   150                16,312
                                                                                                                             -------

       Medical Supplies - 1.57%
            Johnson & Johnson ..........................................................                   200                13,175
                                                                                                                             -------

       Medical - Hospital Management & Service - 1.27%
        (a) Genesis Health Ventures, Inc. ..............................................                   400                10,700
                                                                                                                             -------

       Medical - Biotechnology - 8.31%
            Merck & Co., Inc. ..........................................................                   200                21,250
            Pfizer Inc. ................................................................                   400                29,900
            Schering-Plough Corporation ................................................                   300                18,638
                                                                                                                             -------
                                                                                                                              69,788
                                                                                                                             -------
       Mining - 1.98%
            Potash Corporation of Saskatchewan Inc. ....................................                   200                16,600
                                                                                                                             -------


                                                                                                                         (Continued)

                                                       QUAKER CORE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Office & Business Equipment - 3.21%
            Ikon Office Solutions, Inc. ...............................................                   300               $  8,437
            Xerox Corporation .........................................................                   250                 18,469
                                                                                                                            --------
                                                                                                                              26,906
                                                                                                                            --------
       Oil & Gas - Equipment & Services - 2.88%
            Schlumberger Limited ......................................................                   300                 24,150
                                                                                                                            --------

       Oil & Gas - Exploration - 1.58%
            El Paso Natural Gas Company ...............................................                   200                 13,300
                                                                                                                            --------

       Oil & Gas - International - 1.46%
            Exxon Corporation .........................................................                   200                 12,238
                                                                                                                            --------

       Restaurants & Food Service - 4.00%
            McDonald's Corporation ....................................................                   400                 19,050
        (a) Tricon Global Restaurants, Inc. ...........................................                   500                 14,531
                                                                                                                            --------
                                                                                                                              33,581
                                                                                                                            --------
       Shoes - Leather - 0.93%
            Nike, Inc. ................................................................                   200                  7,825
                                                                                                                            --------

       Telecommunications Equipment - 4.02%
            Lucent Technologies, Inc. .................................................                   200                 15,975
            Northern Telecom Limited ..................................................                   200                 17,750
                                                                                                                            --------
                                                                                                                              33,725
                                                                                                                            --------
       Wholesale - Special Line - 1.36%
            Unisource Worldwide, Inc. .................................................                   800                 11,400
                                                                                                                            --------

            Total Common Stocks (Cost $682,693) .......................................                                      798,619
                                                                                                                            --------

INVESTMENT COMPANY - 3.12%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares
            (Cost $26,154) ............................................................                26,154                 26,154
                                                                                                                            --------


Total Value of Investments (Cost $708,847 (b)) ........................................                 98.25%              $824,773
Other Assets Less Liabilities .........................................................                  1.75%                14,726
                                                                                                     --------               --------
       Net Assets .....................................................................                100.00%              $839,499
                                                                                                     ========               ========



                                                                                                                         (Continued)

                                                       QUAKER CORE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                    Unrealized appreciation ............................................................                  $ 135,239
                    Unrealized depreciation ............................................................                    (19,313)
                                                                                                                          ---------

                    Net unrealized appreciation ........................................................                  $ 115,926
                                                                                                                          =========





See accompanying notes to financial statements

                                                       QUAKER CORE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          December 31, 1997
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $708,847) ..............................................................                 $824,773
       Cash ...............................................................................................                    6,307
       Income receivable ..................................................................................                      902
       Deferred organization expenses, net (note 4) .......................................................                   25,883
       Other asset ........................................................................................                      254
                                                                                                                            --------

            Total assets ..................................................................................                  858,119
                                                                                                                            --------

LIABILITIES
       Accrued expenses ...................................................................................                    6,387
       Due to fund sponsor (note 3) .......................................................................                   12,233
                                                                                                                            --------

            Total liabilities .............................................................................                   18,620
                                                                                                                            --------

NET ASSETS
       (applicable to 66,332 shares outstanding; unlimited
        shares of $0.01 par value beneficial interest authorized) .........................................                 $839,499
                                                                                                                            ========

NET ASSET VALUE, REDEMPTION, AND OFFERING PRICE PER SHARE
       ($839,499 / 66,332 shares) .........................................................................                 $  12.66
                                                                                                                            ========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................                 $722,685
       Undistributed net investment income ................................................................                      103
       Undistributed net realized gain on investments .....................................................                      785
       Net unrealized appreciation on investments .........................................................                  115,926
                                                                                                                            --------
                                                                                                                            $839,499
                                                                                                                            ========


See accompanying notes to financial statements

                                                       QUAKER CORE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                          December 31, 1997
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Dividends ......................................................................................               $  3,926
            Interest .......................................................................................                    433
                                                                                                                           --------

                 Total income ..............................................................................                  4,359
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                  2,371
            Fund administration fees (note 2) ..............................................................                    553
            Custody fees ...................................................................................                    698
            Registration and filing administration fees ....................................................                    770
            Fund accounting fees (note 2) ..................................................................                 12,000
            Audit fees .....................................................................................                  2,017
            Legal fees .....................................................................................                  1,404
            Securities pricing fees ........................................................................                  1,137
            Shareholder servicing fees (note 3) ............................................................                    790
            Shareholder recordkeeping fees (note 2) ........................................................                  3,000
            Shareholder servicing expenses .................................................................                    726
            Registration and filing expenses ...............................................................                    283
            Printing expenses ..............................................................................                    108
            Amortization of deferred organization expenses (note 4) ........................................                  3,406
            Trustee fees and meeting expenses ..............................................................                     45
            Other operating expenses .......................................................................                    483
                                                                                                                           --------

                 Total expenses ............................................................................                 29,791
                                                                                                                           --------

                 Less:
                       Expense reimbursements (note 3) .....................................................                (22,374)
                       Investment advisory fees waived (note 2) ............................................                 (2,371)
                       Shareholder servicing fees waived (note 3) ..........................................                   (790)
                                                                                                                           --------

                 Net expenses ..............................................................................                  4,256
                                                                                                                           --------

                       Net investment income ...............................................................                    103
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ......................................................                  4,786
       Increase in unrealized appreciation on investments ..................................................                 47,566
                                                                                                                           --------

            Net realized and unrealized gain on investments ................................................                 52,352
                                                                                                                           --------

                 Net increase in net assets resulting from operations ......................................               $ 52,455
                                                                                                                           ========




See accompanying notes to financial statements

                                                      QUAKER CORE EQUITY FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the
                                                                                                              period from
                                                                                                        November 25, 1996
                                                                                                            (commencement
                                                                                         Period ended   of operations) to
                                                                                          December 31,            June 30,
                                                                                                 1997                1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

  Operations
     Net investment income ...........................................................          $ 103              $1,024
     Net realized gain (loss) from investment transactions ...........................          4,786              (4,002)
     Increase in unrealized appreciation on investments ..............................         47,566              68,360
                                                                                               ------              ------
        Net increase in net assets resulting from operations .........................         52,455              65,382
                                                                                               ------              ------
  Distributions to shareholders from
     Net investment income ...........................................................              0              (1,024)
                                                                                               ------              ------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ............        268,519             454,167
                                                                                              -------             -------

           Total increase in net assets ..............................................        320,974             518,525

NET ASSETS

  Beginning of period ................................................................        518,525                   0
                                                                                              -------             -------

  End of period (including undistributed net investment income .......................       $839,499            $518,525
                 of $103 at December 31, 1997)                                                =======             =======


(a) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the period from November 25
                                                                    Period ended             (commencement of operations)
                                                                 December 31, 1997                   June 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                               Shares             Value          Shares             Value
                                                            ---------          --------         -------           -------

Shares sold ..............................................     22,127          $274,310         $45,060          $458,899
Shares issued for reinvestment
  of distributions .......................................          0                 0              93             1,024
                                                            ---------          --------        --------           -------

                                                               22,127           274,310          45,153           459,923

Shares redeemed ..........................................       (458)           (5,791)           (490)           (5,756)
                                                            ---------          --------        --------          --------
  Net increase ...........................................     21,669          $268,519          44,663          $454,167
                                                            =========          ========        ========          ========


See accompanying notes to financial statements

                                                       QUAKER CORE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         For the
                                                                                                                     period from
                                                                                                               November 25, 1996
                                                                                                                (commencement of
                                                                                               Period ended       operations) to
                                                                                                December 31,             June 30,
                                                                                                       1997                 1997

------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................................................               $11.61               $10.00
                                                                                                 ----------        -------------

       Income from investment operations
            Net investment income ....................................................                 0.00                 0.04
            Net realized and unrealized gain on investments ..........................                 1.05                 1.61
                                                                                                 ----------        -------------

                 Total from investment operations ....................................                 1.05                 1.65
                                                                                                 ----------        -------------

       Distributions to shareholders from
            Net investment income ....................................................                 0.00                (0.04)
                                                                                                 ----------        -------------

Net asset value, end of period .......................................................               $12.66               $11.61
                                                                                                 ==========        =============


Total return (b) .....................................................................                 9.04%               16.50%
                                                                                                 ==========        =============


Ratios/supplemental data

       Net assets, end of period .....................................................             $839,499             $518,525
                                                                                                 ==========        =============

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees ............................                 9.42% (a)          21.30% (a)
            After expense reimbursements and waived fees .............................                 1.35% (a)           1.35% (a)

       Ratio of net investment income (loss) to average net assets
            Before expense reimbursements and waived fees ............................                (8.05)%(a)         (19.47)%(a)
            After expense reimbursements and waived fees .............................                 0.04% (a)           0.49

       Portfolio turnover rate .......................................................                 6.02%              11.49%

       Average broker commissions per share (c) ......................................              $0.1785             $0.2536



(a)    Annualized.

(b)    Aggregate total return, not annualized.

(c)    Represents  total  commissions  paid on portfolio  securities  divided by total portfolio  shares  purchased or sold on which commissions were charged.

See accompanying notes to financial statements

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Core Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

                                                                     (Continued)

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, West Chester Capital Advisors, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $2,371 ($0.05 per share) for the period ended December 31, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Manager to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Manager and not directly by the Fund.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended December 31, 1997.

The Fund's Distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $1,105 for purchases and sales of investments, other than short-term investments for the period ended December 31, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                     (Continued)

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $790 and has reimbursed expenses totaling $22,374 for the period ended December 31, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $280,916 and $36,414, respectively, for the period ended December 31, 1997.

--------------------------------------------------------------------------------

                                QUAKER AGGRESSIVE
                                   GROWTH FUND

--------------------------------------------------------------------------------

                     a series of the Quaker Investment Trust






                             SEMI-ANNUAL REPORT 1997


                        FOR THE PERIOD ENDED DECEMBER 31


















                                  FUND SPONSOR
                               Quaker Funds, Inc.
                             1288 Valley Forge Road
                               Post Office Box 987
                        Valley Forge, Pennsylvania 19482
                                 1-800-220-8888

                                                    QUAKER AGGRESSIVE GROWTH FUND

                                          PORTFOLIO OF INVESTMENTS AND OPEN SHORT POSITIONS

                                                          December 31, 1997
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 81.79%

       Aerospace & Defense - 2.32%
            General Motors Corporation Class H ...................................                      200                 $  7,387
            Raytheon Company Class A .............................................                      112                    5,530
        (a) Titan Corporation ....................................................                    3,000                   18,750
                                                                                                                            --------
                                                                                                                              31,667
                                                                                                                            --------
       Auto Parts - Original Equipment - 1.58%
        (a) IMPCO Technologies, Inc. .............................................                    2,000                   21,625
                                                                                                                            --------

       Beverages - 2.30%
            PepsiCo, Inc. ........................................................                      500                   18,125
            The Coca-Cola Company ................................................                      200                   13,337
                                                                                                                            --------
                                                                                                                              31,462
                                                                                                                            --------
       Broadcast - Radio & Television - 8.69%
            A.H. Belo Corporation ................................................                      300                   16,837
        (a) Cox Communications, Inc. .............................................                      400                   16,025
        (a) Heftel Broadcasting Corporation ......................................                      300                   14,025
        (a) Jones Intercable Inc. ................................................                    1,000                   17,562
            Time Warner Inc. .....................................................                      300                   18,600
        (a) U S WEST Media Group .................................................                      700                   20,212
        (a) Young Broadcasting Corporation .......................................                      400                   15,500
                                                                                                                            --------
                                                                                                                             118,761
                                                                                                                            --------
       Chemicals - 1.54%
            Monsanto Company .....................................................                      500                   21,000
                                                                                                                            --------

       Computers - 2.15%
        (a) Bay Networks, Inc. ...................................................                      500                   12,750
        (a) Computer Sciences Corporation ........................................                      200                   16,700
                                                                                                                            --------
                                                                                                                              29,450
                                                                                                                            --------
       Computer Software & Services - 4.17%
        (a) Compuware Corporation ................................................                      500                   16,000
        (a) Sterling Software, Inc. ..............................................                      300                   12,300
        (a) The Learning Company, Inc. ...........................................                      800                   12,850
        (a) VideoServer, Inc. ....................................................                    1,000                   15,875
                                                                                                                            --------
                                                                                                                              57,025
                                                                                                                            --------
       Diversified Operations - 1.41%
            Viad Corporation .....................................................                    1,000                   19,312
                                                                                                                            --------

       Electronics - 2.69%
            General Electric Company .............................................                      300                   22,012
        (a) Lo-Jack Corporation ..................................................                    1,000                   14,750
                                                                                                                            --------
                                                                                                                              36,762
                                                                                                                            --------

                                                                                                                         (Continued)

                                                    QUAKER AGGRESSIVE GROWTH FUND

                                          PORTFOLIO OF INVESTMENTS AND OPEN SHORT POSITIONS

                                                          December 31, 1997
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Emerging Technology - 0.97%
        (a) IGEN International, Inc. ...............................................                   1,000                $ 13,250
                                                                                                                            --------

       Entertainment - 2.29%
            Electronic Arts, Inc. ..................................................                     400                  15,125
            Royal Caribbean Cruises, Ltd. ..........................................                     300                  15,993
                                                                                                                            --------
                                                                                                                              31,118
                                                                                                                            --------
       Financial - Banks, Money Center - 1.60%
            Banc One Corporation ...................................................                     200                  10,862
            Chase Manhatten Corporation ............................................                     100                  10,950
                                                                                                                            --------
                                                                                                                              21,812
                                                                                                                            --------
       Financial - Savings/Loans/Thrifts - 0.76%
            Sovereign Bancorp, Inc. ................................................                     500                  10,375
                                                                                                                            --------

       Financial Services - 1.96%
            T. Rowe Price Associates, Inc. .........................................                     200                  12,575
        (a) Tele-Communications TCI Ventures Group .................................                     500                  14,156
                                                                                                                            --------
                                                                                                                              26,731
                                                                                                                            --------
       Food - Processing - 10.03%
            Kellogg Company ........................................................                     500                  24,812
            Nabisco Holdings Corporation ...........................................                     400                  19,400
            Ralston-Ralston Purina Group ...........................................                   1,000                  92,937
                                                                                                                            --------
                                                                                                                             137,149
                                                                                                                            --------
       Food - Wholesale - 1.86%
            Ralcorp Holdings, Inc. .................................................                   1,500                  25,406
                                                                                                                            --------

       Insurance - Multiline - 5.84%
            American International Group, Inc. .....................................                     200                  21,750
            CIGNA Corporation ......................................................                     200                  34,624
        (a) ESG Re Limited .........................................................                   1,000                  23,500
                                                                                                                            --------
                                                                                                                              79,874
                                                                                                                            --------
       Insurance - Property & Casualty - 6.62%
            Ace, Ltd. ..............................................................                     200                  19,300
            EXEL Limited ...........................................................                     200                  12,675
            Mercury General Corporation ............................................                     300                  16,575
            Mutual Risk Management Ltd. ............................................                     600                  17,962
            Progressive Corporation ................................................                     200                  23,975
                                                                                                                            --------
                                                                                                                              90,487
                                                                                                                            --------
       Machine - Diversified - 1.02%
            Flowserve Corporation ..................................................                     500                  13,968
                                                                                                                            --------


                                                                                                                         (Continued)

                                                    QUAKER AGGRESSIVE GROWTH FUND

                                          PORTFOLIO OF INVESTMENTS AND OPEN SHORT POSITIONS

                                                          December 31, 1997
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Medical - Biotechnology - 0.97%
            Milennium Pharmaceuticals, Inc. ....................................                       700                 $  13,300
                                                                                                                           ---------

       Medical Supplies - 4.37%
            Beckman Instruments, Inc. ..........................................                       300                    12,000
            Biomet, Inc. .......................................................                     1,200                    30,750
        (a) Safeskin Corporation ...............................................                       300                    17,025
                                                                                                                           ---------
                                                                                                                              59,775
                                                                                                                           ---------
       Pharmaceuticals - 5.86%
            Elan Corporation plc ...............................................                       500                    25,593
            Eli Lilly and Company ..............................................                       300                    20,888
            Pfizer, Inc. .......................................................                       450                    33,637
                                                                                                                           ---------
                                                                                                                              80,118
                                                                                                                           ---------
       Retail - Apparel - 1.26%
            The TJX Companies, Inc. ............................................                       500                    17,187
                                                                                                                           ---------

       Retail - General Merchandise - 2.22%
            BJ's Wholesale Club, Inc. ..........................................                       500                    15,687
            Family Dollar Stores, Inc. .........................................                       500                    14,656
                                                                                                                           ---------
                                                                                                                              30,343
                                                                                                                           ---------
       Retail - Specialty Line - 1.05%
            Office Depot, Inc. .................................................                       600                    14,362
                                                                                                                           ---------

       Telecommunications Equipment - 1.77%
            ANTEC Corporation ..................................................                     1,000                    15,625
        (a) Loral Space & Communications Ltd. ..................................                       400                     8,575
                                                                                                                           ---------
                                                                                                                              24,200
                                                                                                                           ---------
       Tobacco - 1.62%
            UST, Inc. ..........................................................                       600                    22,162
                                                                                                                           ---------

       Utilities - Telecommunications - 2.87%
            AT&T Corporation ...................................................                       300                    18,393
            GTE Corporation ....................................................                       400                    20,900
                                                                                                                           ---------
                                                                                                                              39,293
                                                                                                                           ---------

       Total Common Stocks (Cost $1,087,341) ...................................                                           1,117,974
                                                                                                                           ---------

                                                                                                                         (Continued)

                                                    QUAKER AGGRESSIVE GROWTH FUND

                                          PORTFOLIO OF INVESTMENTS AND OPEN SHORT POSITIONS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT COMPANIES - 14.17%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................                96,892           $    96,892
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ...........................                96,892                96,892
                                                                                                                       -----------

            Total Investment Companies (Cost $193,784) ...............................                                    193,784
                                                                                                                       -----------

Total Value of Investments (Cost $1,281,125 (b)) .....................................                                $ 1,311,758
                                                                                                                       ===========

OPEN SHORT POSITIONS - (13.07)%

       Aetrium Incorporated ..........................................................                   500              ($9,000)
   (a) Applied Science and Technology, Inc. ..........................................                   900              (10,125)
   (a) Cisco Systems, Inc. ...........................................................                   200              (11,150)
   (a) Cohr Inc. .....................................................................                 1,000              (12,750)
   (a) Consumer Portfolio Services, Inc. .............................................                 1,000               (9,625)
       Innovex, Inc. .................................................................                   500              (11,469)
   (a) Insight Enterprises, Inc. .....................................................                   400              (14,700)
   (a) Integrated Circuit Systems, Inc. ..............................................                   500              (14,250)
       Intel Corporation .............................................................                   200              (14,050)
   (a) Landstar Systems, Inc. ........................................................                   600              (15,825)
   (a) Maverick Tube Corporation .....................................................                   500              (12,656)
   (a) SIPEX Corporation .............................................................                   500              (15,125)
   (a) Sola International, Inc. ......................................................                   400              (13,000)
       Telefonaktiebolaget LM Ericsson ...............................................                   400              (14,925)
                                                                                                                      -----------

            Total Open Short Positions (proceeds $170,495 (b)) .......................                                ($  178,650)
                                                                                                                      ===========

Total Value of Investments and Open Short Positions ..................................                 82.%9          $ 1,133,108
Other Assets less Liabilities ........................................................                 17.%1              233,869
                                                                                                 -----------          -----------
       Net Assets ....................................................................                100.%0          $ 1,366,977
                                                                                                 ===========          ===========

       (a)  Non-income producing investment

       (b)  Aggregate  cost  for  federal  income  tax  purposes  is  the  same.
            Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

            Unrealized appreciation                                                                                      $61,511
            Unrealized depreciation                                                                                      (39,033)
                                                                                                                   -------------

                            Net unrealized appreciation                                                                  $22,478
                                                                                                                   =============

See accompanying notes to financial statements

                                                    QUAKER AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          December 31, 1997
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $1,281,125) .........................................................                $ 1,311,758
       Cash ............................................................................................                     68,552
       Deposits with brokers for securities sold short .................................................                    115,984
       Dividends receivable ............................................................................                        614
       Receivable for investments sold .................................................................                    192,624
       Deferred organization expenses, net (notes 2 and 4) .............................................                     25,883
       Due from fund sponsor (note 3) ..................................................................                     36,486
       Other asset .....................................................................................                      8,467
                                                                                                                        -----------

            Total assets ...............................................................................                  1,760,368
                                                                                                                        -----------

LIABILITIES
       Securities sold short, at value (proceeds $170,495) .............................................                    178,650
       Accrued expenses ................................................................................                      7,626
       Payable for investment purchases ................................................................                    195,299
       Deferred income taxes ...........................................................................                     11,816
                                                                                                                        -----------

            Total liabilities ..........................................................................                    393,391
                                                                                                                        -----------

NET ASSETS
       (applicable to 130,231 shares outstanding; unlimited
        shares of $0.01 par value beneficial interest authorized) ......................................                $ 1,366,977
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE
       PER SHARE
       ($1,366,977 / 130,231 shares) ...................................................................                $     10.50
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 1,398,473
       Undistributed net investment loss ...............................................................                     (2,236)
       Distribution in excess of net realized gain .....................................................                    (51,738)
       Net unrealized appreciation on investments ......................................................                     22,478
                                                                                                                        -----------
                                                                                                                        $ 1,366,977
                                                                                                                        ===========















See accompanying notes to financial statements

                                                    QUAKER AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ending December 31, 1997
                                                             (Unaudited)
INVESTMENT LOSS

       Income
            Interest .......................................................................................              $   3,115
            Dividends ......................................................................................                  3,404
                                                                                                                          ---------

                 Total income ..............................................................................                  6,519
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                  4,867
            Fund administration fees (note 2) ..............................................................                  1,136
            Audit fees .....................................................................................                  2,091
            Legal fees .....................................................................................                  1,330
            Fund accounting fees (note 2) ..................................................................                 12,000
            Shareholder servicing fees (note 3) ............................................................                  1,622
            Custody fees ...................................................................................                  4,745
            Securities pricing fees ........................................................................                  1,602
            Shareholder recordkeeping fees .................................................................                  3,000
            Registration and filing administration fees ....................................................                    970
            Shareholder servicing expenses .................................................................                    996
            Registration and filing expenses ...............................................................                  2,105
            Trustee fees and meeting expenses ..............................................................                     45
            Printing expenses ..............................................................................                    128
            Amortization of deferred organization expenses (note 4) ........................................                  3,406
            Other operating expenses .......................................................................                    619
                                                                                                                          ---------
                 Total expenses ............................................................................                 40,662
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 3) .....................................................                (25,418)
                       Investment advisory fees waived (note 2) ............................................                 (4,867)
                       Shareholder service fees waived (note 3) ............................................                 (1,622)
                                                                                                                          ---------
                 Net expenses ..............................................................................                  8,755
                                                                                                                          ---------

                       Net investment loss .................................................................                 (2,236)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions before income taxes ..................................                153,326
                                                                                                                          ---------

            Income taxes (note 1) ..........................................................................                 36,238
            Less reimbursement (notes 1 and 3) .............................................................                (36,238)
                                                                                                                          ---------
            Net income taxes ...............................................................................                      0
                                                                                                                          ---------

       Net realized gain from investment transactions ......................................................                153,326
                                                                                                                          ---------

       Decrease in unrealized appreciation on investments ..................................................                (30,559)
                                                                                                                          ---------

            Net realized and unrealized gain on investments ................................................                122,767
                                                                                                                          ---------

                 Net increase in net assets resulting from operations ......................................              $ 120,531
                                                                                                                          =========

See accompanying notes to financial statements

                                                   QUAKER AGGRESSIVE GROWTH FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            For the
                                                                                                                        period from
                                                                                                                  November 25, 1996
                                                                                                                      (commencement
                                                                                                   Period ended   of operations) to
                                                                                                    December 31,            June 30,
                                                                                                           1997                1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

  Operations
     Net investment income (loss) ........................................................         $    (2,236)         $     2,939
     Net realized gain from investment transactions ......................................             153,326                6,734
     Increase (decrease) in unrealized appreciation on investments .......................             (30,559)              53,037
                                                                                                       -------               ------
        Net increase in net assets resulting from operations .............................             120,531               62,710
                                                                                                       -------               ------
  Distributions to shareholders from
     Net investment income ...............................................................                 (12)              (2,927)
     Net realized gain from investment transactions ......................................            (153,326)              (6,734)
     Distribution in excess of net realized gain .........................................             (51,738)                   0
                                                                                                       -------               ------
        Decrease in net assets resulting from distributions ..............................            (205,076)              (9,661)
                                                                                                      --------               ------

  Capital share transactions

     Increase in net assets resulting from capital share transactions (a) ................             330,566            1,067,907
                                                                                                       -------            ---------
           Total increase in net assets ..................................................             246,021            1,120,956

NET ASSETS

  Beginning of period ....................................................................           1,120,956                    0
                                                                                                     ---------            ---------

  End of period (including undistributed net investment income of ........................         $ 1,366,977          $ 1,120,956
                 $12 at June 30, 1997)                                                               =========            =========


(a) A summary of capital share activity follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the period from November 25, 1997
                                                                 Period ended                      (commencement of operations) to
                                                                December 31, 1997                            June 30, 1997

------------------------------------------------------------------------------------------------------------------------------------
                                                           Shares                 Value              Shares                Value
                                                         ----------             ---------           ---------            ---------

Shares sold ....................................              11,892             $137,425            101,462            $1,078,209
Shares issued for reinvestment
  of distributions .............................              18,892              205,076                868                 9,661
                                                              ------              -------                ---                 -----
                                                              30,784              342,501            102,330             1,087,870

Shares redeemed ................................              (1,040)             (11,935)            (1,843)              (19,963)
                                                              ------              -------             ------               -------
   Net increase .................................            $29,744             $330,566            100,487            $1,067,907
                                                             =======              =======            =======            ==========

See accompanying notes to financial statements

                                                   QUAKER AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 For the
                                                                                                             period from
                                                                                                       November 25, 1996
                                                                                                        (commencement of
                                                                                       Period ended       operations) to
                                                                                         December 31,            June 30,
                                                                                                1997                1997
------------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period .........................................             $   11.16           $   10.00
                                                                                           ---------           ---------

   Income from investment operations
      Net investment income (loss) ...........................................                 (0.02)               0.04
      Net realized and unrealized gain on investmen ..........................                  1.20                1.23
                                                                                                ----                ----
         Total from investment operations ....................................                  1.18                1.27
                                                                                                ----                ----
   Distributions to shareholders from
      Net investment income ..................................................                  0.00               (0.04)
      Net realized gain from investment transaction ..........................                 (1.38)              (0.07)
      Distribution in excess of net realized gain ............................                 (0.46)               0.00
                                                                                               -----                ----
         Total distributions .................................................                 (1.84)              (0.11)

Net asset value, end of period ...............................................             $   10.50           $   11.16
                                                                                           =========           =========

Total return (b) .............................................................                 10.44%              12.68%
                                                                                               =====               =====

Ratios/supplemental data

Net assets, end of period ........................................                        $1,366,977        $  1,120,956
                                                                                          ==========        ============

Ratio of expenses to average net assets
   Before expense reimbursements and waived fees .................                             11.81%(a)           13.44%(a)
   After expense reimbursements and waived fees ..................                              1.35%(a)            1.34%(a)

Ratio of net investment income (loss) to average net assets
   Before expense reimbursements and waived fees .................                            (10.82)%(a)          (9.18)%(a)
   After expense reimbursements and waived fees ..................                             (0.34)%(a)           0.64% (a)


Portfolio turnover rate ..........................................                            548.14 %             778.01%

Average broker commissions per share (c) .........................                             $0.0589              $0.0603

(a)  Annualized.

(b)  Aggregate total return, not annualized.

(c)  Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

See accompanying notes to financial statements

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - The Fund did not comply with the provisions of the Internal Revenue Code applicable to regulated investment companies for the tax year ended August 31, 1997. Consequently, a provision for federal and state income taxes on net built-in realized gains as of August 31, 1997, has been included in the financial statements. It is the intent on the Fund to comply with the provisions of the Internal Revenue Service Code applicable to regulated investment companies in the future.

         Quaker Funds, Inc. (the "Sponsor") has agreed to pay all taxes associated with the Fund's current year tax status.

         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to its fiscal year ending June 30.

                                                                     (Continued)

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, DG Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $4,867 ($0.04 per share) for the period ended December 31, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund

The Fund's distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $24,308 for purchases and sales of investments other than short-term investments for the period ended December 31, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                     (Continued)

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, the Sponsor will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $1,622 and has reimbursed expenses and income taxes totaling $61,656 for the period ended December 31, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $5,416,965 and $5,538,350, respectively, for the period ended December 31, 1997.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term capital gains to its shareholders. The total $1.84 per share distributions for the period ended December 31, 1997 represents short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


NOTE 7 - DEFERRED INCOME TAXES

As discussed in note 1, the Fund did not comply with the provisions of the Internal Revenue Code applicable to regulated investment companies for the tax year ended August 31, 1997.

                                                                     (Continued)

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



Income taxes of $11,816 have been provided for on the Statement of Assets and Liabilities as of December 31, 1997.

Income tax expense for the six months ended December 31, 1997 are as follows:

   Income Taxes - current                                       $45,538
   Less deferred income taxes                                    (9,300)
                                                            -----------
                                                                $36,238

The Fund Sponsor has agreed to pay all taxes associated with the Fund's current year tax status.

--------------------------------------------------------------------------------

                                QUAKER SMALL-CAP
                                   VALUE FUND

--------------------------------------------------------------------------------

                     a series of the Quaker Investment Trust






                             SEMI-ANNUAL REPORT 1997


                        FOR THE PERIOD ENDED DECEMBER 31


















                                  FUND SPONSOR
                               Quaker Funds, Inc.
                             1288 Valley Forge Road
                               Post Office Box 987
                        Valley Forge, Pennsylvania 19482
                                 1-800-220-8888

                                                     QUAKER SMALL-CAP VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.52%

       Aerospace & Defense - 2.61%
            AAR Corporation ........................................................                     100                 $ 3,875
        (a) Litton Industries, Inc. ................................................                     300                  17,250
            The B.F. Goodrich Company ..............................................                     350                  14,503
            Thiokol Corporation ....................................................                     200                  16,250
                                                                                                                             -------
                                                                                                                              51,878
                                                                                                                             -------
       Auto Parts - Original Equipment - 1.07%
            Arvin Industries, Inc. .................................................                     300                   9,994
            Excel Industries, Inc. .................................................                     200                   3,613
            The Standard Products Company ..........................................                     300                   7,687
                                                                                                                             -------
                                                                                                                              21,294
                                                                                                                             -------
       Auto & Trucks - 0.75%
        (a) Navistar International Corporation .....................................                     600                  14,887
                                                                                                                             -------

       Brewery - 0.67%
            Adolph Coors Company ...................................................                     400                  13,300
                                                                                                                             -------

       Building Materials - 1.73%
            Lone Star Industries, Inc. .............................................                     200                  10,625
            Texas Industries, Inc. .................................................                     300                  13,500
            Vulcan Materials Company ...............................................                     100                  10,212
                                                                                                                             -------
                                                                                                                              34,337
                                                                                                                             -------
       Chemicals - 2.95%
            Fuller (H.B.) Company ..................................................                     100                   4,950
            Georgia Gulf Corporation ...............................................                     500                  15,313
            Lyondell Petrochemical Company .........................................                     500                  13,250
            The Geon Company .......................................................                     500                  11,688
            The Lubrizol Corporation ...............................................                     100                   3,688
            Wellman, Inc. ..........................................................                     500                   9,750
                                                                                                                             -------
                                                                                                                              58,639
                                                                                                                             -------
       Commercial Services - 1.95%
            Chemed Corporation .....................................................                     400                  16,575
        (a) Leasing Solutions, Inc. ................................................                     600                  14,325
        (a) Veritas DGC Inc. .......................................................                     200                   7,900
                                                                                                                             -------
                                                                                                                              38,800
                                                                                                                             -------
       Computers - 1.22%
        (a) Applied Magnetics Corporation ..........................................                     100                   1,100
        (a) Data General Corporation ...............................................                     200                   3,488
        (a) HMT Technology Corporation .............................................                     800                  10,400
            SMART Modular Technologies, Inc. .......................................                     400                   9,200
                                                                                                                             -------
                                                                                                                              24,188
                                                                                                                             -------


                                                                                                                         (Continued)


                                                     QUAKER SMALL-CAP VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------



COMMON STOCKS - (Continued)

       Computer Software & Services - 1.53%
            Comdisco, Inc. .............................................................                   300               $10,031
        (a) InterVoice, Inc. ...........................................................                 1,200                 9,000
        (a) Stratus Computer, Inc. .....................................................                   300                11,344
                                                                                                                             -------
                                                                                                                              30,375
                                                                                                                             -------
       Electronics - 1.87%
        (a) Creative Technology Limited ................................................                   500                11,000
        (a) Orbotech, Ltd. .............................................................                   400                12,750
        (a) SCI Systems, Inc. ..........................................................                   100                 4,356
            Technitrol, Inc. ...........................................................                   200                 6,000
        (a) Tracor, Inc. ...............................................................                   100                 3,037
                                                                                                                             -------
                                                                                                                              37,143
                                                                                                                             -------
       Electronics - Semiconductor - 0.98%
        (a) Marshall Industries ........................................................                   100                 3,000
        (a) VLSI Technology, Inc. ......................................................                   700                16,537
                                                                                                                             -------
                                                                                                                              19,537
                                                                                                                             -------
       Entertainment - 1.62%
        (a) Anchor Gaming ..............................................................                   100                 5,575
        (a) Grand Casinos, Inc. ........................................................                   400                 5,450
        (a) GTECH Holdings Corporation .................................................                   400                12,775
        (a) Rio Hotel and Casino, Inc. .................................................                   400                 8,400
                                                                                                                             -------
                                                                                                                              32,200
                                                                                                                             -------
       Financial - Banks, Commercial - 2.36%
            Banco de Galicia y Buenos Aires S.A. de C.V ................................                   700                18,025
        (a) Commerce Bancshares, Inc. ..................................................                   105                 7,114
        (a) Pacific Century Financial Corporation ......................................                   200                 4,950
            The Money Store Inc. .......................................................                   800                16,800
                                                                                                                             -------
                                                                                                                              46,889
                                                                                                                             -------
       Financial - Savings/Loans/Thrift - 3.61%
            Aames Financial Corporation ................................................                   900                11,644
        (a) AMRESCO, INC ...............................................................                   300                 9,075
        (a) ContiFinancial Corporation .................................................                   300                 7,556
            Dime Bancorp, Inc. .........................................................                   411                12,433
        (a) FIRSTPLUS Financial Group, Inc. ............................................                   400                15,350
            United Companies Financial Corporation .....................................                 1,000                15,500
                                                                                                                             -------
                                                                                                                              71,558
                                                                                                                             -------
       Financial - Securities Brokers - 3.49%
            A.G. Edwards, Inc. .........................................................                   450                17,888
            Donaldson, Lufkin & Jenrette, Inc. .........................................                   200                15,900
            Paine Webber Group Inc. ....................................................                   450                15,553
            Raymond James Financial, Inc. ..............................................                   500                19,844
                                                                                                                             -------
                                                                                                                              69,185
                                                                                                                             -------

                                                                                                                         (Continued)



                                                     QUAKER SMALL-CAP VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Financial Services - 1.66%
        (a) AmeriCredit Corporation ................................................                     600                 $16,613
            Capital One Financial Corporation ......................................                     300                  16,256
                                                                                                                             -------
                                                                                                                              32,869
                                                                                                                             -------
       Food - Processing - 1.09%
        (a) Interstate Bakeries Corporation ........................................                     400                  14,950
        (a) Smithfield Foods, Inc. .................................................                     200                   6,600
                                                                                                                             -------
                                                                                                                              21,550
                                                                                                                             -------
       Food - Wholesale - 1.04%
            Fleming Companies, Inc. ................................................                     600                   8,063
            Supervalu Inc. .........................................................                     300                  12,562
                                                                                                                             -------
                                                                                                                              20,625
                                                                                                                             -------
       Forest Products & Paper - 1.35%
        (a) Buckeye Technologies Inc. ..............................................                     200                   9,250
            Chesapeake Corporation .................................................                     100                   3,438
            Wausau-Mosinee Paper Corporation .......................................                     700                  14,087
                                                                                                                             -------
                                                                                                                              26,775
                                                                                                                             -------
       Holding Companies - Diversified - 0.96%
        (a) Anixter International Inc. .............................................                     700                  11,550
        (a) Desc S.A. de C.V .......................................................                     200                   7,500
                                                                                                                             -------
                                                                                                                              19,050
                                                                                                                             -------
       Homebuilders - 3.03%
            Centex Corporation .....................................................                     200                  12,588
        (a) Champion Enterprises, Inc. .............................................                     100                   2,056
            Continental Homes Holding Corporation ..................................                     500                  20,125
            Del Webb Corporation ...................................................                     200                   5,200
            Pulte Corporation ......................................................                     200                   8,362
        (a) U.S. Home Corporation ..................................................                     300                  11,775
                                                                                                                             -------
                                                                                                                              60,106
                                                                                                                             -------
       Household Products & Housewares - 0.68%
        (a) Furniture Brands International, Inc. ...................................                     400                   8,200
            Haverty Furniture Company, Inc. ........................................                     200                   2,700
            Stanhome Inc. ..........................................................                     100                   2,569
                                                                                                                             -------
                                                                                                                              13,469
                                                                                                                             -------
       Insurance - Life & Health - 1.32%
            John Alden Financial Corporation .......................................                     500                  12,000
            PennCorp Financial Group, Inc. .........................................                     400                  14,275
                                                                                                                             -------
                                                                                                                              26,275
                                                                                                                             -------



                                                                                                                         (Continued)



                                                    QUAKER SMALL-CAP VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Insurance - Multiline - 2.58%
            Allmerica Financial Corporation ..........................................                    300               $ 14,981
            American Financial Group, Inc. ...........................................                    300                 12,094
            American National Insurance Company ......................................                    100                  9,300
            Old Republic International Corporation ...................................                    400                 14,875
                                                                                                                            --------
                                                                                                                              51,250
                                                                                                                            --------
       Insurance - Property & Casualty - 8.50%
            Allied Group, Inc. .......................................................                    500                 14,313
            Everest Reinsurance Holdings, Inc. .......................................                    300                 12,375
            Fremont General Corporation ..............................................                    200                 10,950
            LaSalle Re Holdings Ltd. .................................................                    400                 14,150
            NAC Re Corp. .............................................................                    200                  9,762
            Ohio Casualty Corporation ................................................                    200                  8,925
            Orion Capital Corporation ................................................                    300                 13,931
            Partner Re Ltd. ..........................................................                    300                 13,912
            PXRE Corporation .........................................................                    100                  3,319
            Reliance Group Holdings, Inc. ............................................                    800                 11,300
        (a) The First American Financial Corporation .................................                    200                 14,775
            The PMI Group, Inc. ......................................................                    200                 14,462
            TIG Holdings, Inc. .......................................................                    400                 13,275
            W. R. Berkley Corporation ................................................                    300                 13,163
                                                                                                                            --------
                                                                                                                             168,612
                                                                                                                            --------
       Iron & Steel - 3.05%
        (a) AK Steel Holding Corporation .............................................                    600                 10,613
        (a) Bethlehem Steel Corporation ..............................................                  1,400                 12,163
            Inland Steel Industries, Inc. ............................................                    700                 11,988
            LTV Corporation ..........................................................                    600                  5,925
            Oregon Steel Mills, Inc. .................................................                    200                  4,262
            USX-U. S. Steel Group, Inc. ..............................................                    500                 15,625
                                                                                                                            --------
                                                                                                                              60,576
                                                                                                                            --------
       Machine - Construction & Mining - 0.89%
            Cummins Engine Company, Inc. .............................................                    300                 17,719
                                                                                                                            --------

       Medical - Hospital Management & Service - 5.95%
        (a) American HomePatient, Inc. ...............................................                    500                 11,750
        (a) American Oncology Resources, Inc. ........................................                    500                  8,000
            Integrated Health Services, Inc. .........................................                    406                 12,662
        (a) Mariner Health Group, Inc. ...............................................                  1,000                 16,250
        (a) NovaCare, Inc. ...........................................................                    800                 10,500
        (a) Paragon Health Network, Inc. .............................................                    774                 15,141
        (a) PhyCor, Inc. .............................................................                    500                 13,500


                                                                                                                         (Continued)



                                                     QUAKER SMALL-CAP VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Medical - Hospital Management & Service (continued)
        (a) Sun Healthcare Group, Inc. .................................................                   700              $ 13,562
        (a) Total Renal Care Holdings, Inc. ............................................                   300                 8,250
        (a) Wellpoint Health Networks Inc. .............................................                   200                 8,450
                                                                                                                            --------
                                                                                                                             118,065
                                                                                                                            --------
       Medical Supplies - 0.29%
            Owens & Minor, Inc. ........................................................                   400                 5,800
                                                                                                                            --------

       Metals - Diversified - 0.31%
            Cyprus Amax Minerals Company ...............................................                   400                 6,150
                                                                                                                            --------

       Metal Fabrication & Hardware - 0.74%
            Amcast Industrial Corporation ..............................................                   200                 4,588
            Commercial Metals Company ..................................................                   100                 3,156
            The Timken Company .........................................................                   200                 6,875
                                                                                                                            --------
                                                                                                                              14,619
                                                                                                                            --------
       Miscellaneous - Distribution & Wholesale - 0.78%
        (a) CHS Electronics, Inc. ......................................................                   900                15,413
                                                                                                                            --------

       Miscellaneous - Manufacturing - 4.75%
            Aeroquip-Vickers Inc. ......................................................                   200                 9,813
            Handy & Harman .............................................................                   400                13,800
            Kellwood Company ...........................................................                   400                12,000
        (a) Lexmark International Group, Inc. ..........................................                   400                15,200
            NACCO Industries, Inc. .....................................................                   100                10,719
            Trinity Industries, Inc. ...................................................                   300                13,387
            U.S. Industries, Inc. ......................................................                   150                 4,519
            Vitro SA ...................................................................                   700                 9,144
            Watts Industries, Inc. .....................................................                   200                 5,662
                                                                                                                            --------
                                                                                                                              94,244
                                                                                                                            --------
       Oil & Gas - Domestic - 1.84%
            Ashland Inc. ...............................................................                   300                16,106
            Sun Company, Inc. ..........................................................                   300                12,619
        (a) Tesoro Petroleum Corporation ...............................................                   500                 7,750
            Texaco Inc. ................................................................                     1                    54
                                                                                                                            --------
                                                                                                                              36,529
                                                                                                                            --------
       Oil & Gas - Equipment & Services - 1.41%
        (a) SEACOR SMIT Inc. ...........................................................                   300                18,075
            Tidewater, Inc. ............................................................                   100                 5,512
            Weatherford Enterra, Inc. ..................................................                   100                 4,375
                                                                                                                            --------
                                                                                                                              27,962
                                                                                                                            --------


                                                                                                                         (Continued)

                                                     QUAKER SMALL-CAP VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Oil & Gas - Exploration - 1.37%
        (a) Santa Fe Energy Resources, Inc. ........................................                     200                 $ 2,250
            Snyder Oil Corporation .................................................                     800                  14,600
            Union Texas Petroleum Holdings, Inc. ...................................                     500                  10,406
                                                                                                                             -------
                                                                                                                              27,256
                                                                                                                             -------
       Packaging & Containers - 0.53%
            Ball Corporation .......................................................                     300                  10,594
                                                                                                                             -------

       Pharmaceuticals - 1.35%
        (a) Herbalife International, Inc. - CL A ...................................                     633                  13,293
        (a) Herbalife International, Inc. - CL B ...................................                     267                   5,733
            ICN Pharmaceuticals, Inc. ..............................................                     100                   4,900
        (a) PharMerica, Inc. .......................................................                     273                   2,832
                                                                                                                             -------
                                                                                                                              26,758
                                                                                                                             -------
       Publishing - Printing - 1.04%
            Bowne & Co, Inc. .......................................................                     400                  16,025
        (a) Devon Group, Inc. ......................................................                     100                   4,600
                                                                                                                             -------
                                                                                                                              20,625
                                                                                                                             -------
       Restaurants & Food Service - 2.46%
            Darden Restaurants, Inc. ...............................................                   1,200                  15,000
        (a) Foodmaker, Inc. ........................................................                     600                   9,038
        (a) Ryan's Family Steak Houses, Inc. .......................................                     900                   7,706
        (a) Showbiz Pizza Time, Inc. ...............................................                     500                  11,500
        (a) Sonic Corporation ......................................................                     200                   5,625
                                                                                                                             -------
                                                                                                                              48,869
                                                                                                                             -------
       Retail - Apparel - 1.42%
        (a) Genesco Inc. ...........................................................                     400                   5,100
            Ross Stores, Inc. ......................................................                     400                  14,550
        (a) The Dress Barn, Inc. ...................................................                     300                   8,513
                                                                                                                             -------
                                                                                                                              28,163
                                                                                                                             -------
       Retail - Department Stores - 1.33%
        (a) Carson Pirie Scott & Co. ...............................................                     200                  10,025
        (a) Mac Frugals Bargains Close-Outs, Inc. ..................................                     400                  16,450
                                                                                                                             -------
                                                                                                                              26,475
                                                                                                                             -------
       Retail - General Merchandise - 2.26%
        (a) Best Buy Co., Inc. .....................................................                     400                  14,750
            Fingerhut Companies, Inc. ..............................................                     400                   8,550
        (a) Service Merchandise Company, Inc. ......................................                   2,900                   6,162
        (a) Shopko Stores, Inc. ....................................................                     700                  15,400
                                                                                                                             -------
                                                                                                                              44,862
                                                                                                                             -------
       Retail - Specialty Line - 0.14%
        (a) Micro Warehouse, Inc. ..................................................                     200                   2,787
                                                                                                                             -------

                                                                                                                         (Continued)


                                                     QUAKER SMALL-CAP VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Shoes - Leather - 0.15%
        (a) Reebok International Ltd. ..................................................                   100               $ 2,881
                                                                                                                             -------

       Telecommunications - 2.20%
            Century Telephone Enterprises, Inc. ........................................                   100                 4,981
            Comsat Corporation .........................................................                   500                12,125
        (a) InaCom Corp. ...............................................................                   300                 8,419
            Koor Industries Limited ....................................................                   400                 8,775
        (a) LCI International, Inc. ....................................................                   303                 9,317
                                                                                                                             -------
                                                                                                                              43,617
                                                                                                                             -------
       Telecommunications Equipment - 1.98%
        (a) Avid Technology, Inc. ......................................................                   200                 5,350
        (a) Paging Network, Inc. .......................................................                   600                 6,450
            Tadiran Ltd. ...............................................................                   200                 7,075
        (a) Teledata Communications Ltd. ...............................................                   600                10,950
        (a) The Alpine Group, Inc. .....................................................                   500                 9,375
                                                                                                                             -------
                                                                                                                              39,200
                                                                                                                             -------
       Textiles - 0.70%
        (a) Burlington Industries, Inc. ................................................                 1,000                13,813
                                                                                                                             -------

       Tobacco - 1.15%
            DiMon, Incorporated ........................................................                   400                10,500
            Universal Corporation ......................................................                   300                12,337
                                                                                                                             -------
                                                                                                                              22,837
                                                                                                                             -------
       Transportation - Air - 1.53%
        (a) Alaska Air Group, Inc. .....................................................                   400                15,500
        (a) America West Airlines, Inc. ................................................                   800                14,900
                                                                                                                             -------
                                                                                                                              30,400
                                                                                                                             -------
       Transportation - Miscellaneous - 0.32%
            Sea Containers, Ltd. .......................................................                   200                 6,400
                                                                                                                             -------

       Trucking & Leasing - 0.76%
        (a) Yellow Corporation .........................................................                   600                15,075
                                                                                                                             -------

       Utilities - Electric - 5.34%
            Commonwealth Energy System .................................................                   200                 6,650
        (a) FirstEnergy Corp. ..........................................................                   367                10,643
            Illinova Corporation .......................................................                   500                13,469
            Korea Electric Power Corporation ...........................................                 1,600                16,100
            Long Island Lighting Company ...............................................                   200                 6,025
            New York State Electric & Gas Corporation ..................................                   500                17,750


                                                                                                                         (Continued)

                                                     QUAKER SMALL-CAP VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Utilities - Electric (continued)
            Pinnacle West Capital Corporation ...........................................                  100          $     4,237
            Public Service Company of New Mexico ........................................                  500               11,844
            TNP Enterprises, Inc. .......................................................                  300                9,975
            The United Illuminating Company .............................................                  200                9,187
                                                                                                                        -----------
                                                                                                                            105,880
                                                                                                                        -----------
       Utilities - Gas - 0.35%
            Westcoast Energy Inc. .......................................................                  300                6,900
                                                                                                                        -----------

       Wholesale - Special Line - 1.51%
            Bindley Western Industries, Inc. ............................................                  100                3,088
        (a) CellStar Corporation ........................................................                  700               13,913
        (a) MicroAge, Inc. ..............................................................                  500                7,531
        (a) Perrigo Company .............................................................                  400                5,350
                                                                                                                        -----------
                                                                                                                             29,882
                                                                                                                        -----------

            Total Common Stocks (Cost $1,736,770) .......................................                                 1,955,142
                                                                                                                        -----------

INVESTMENT COMPANY - 3.66%

       Evergreen Money Market Treasury Institutional Money ..............................               72,543               72,543
                                                                                                                        -----------
            Market Fund InstMarketnFundeInstitutional Service Shares
            (Cost $72,543)


Total Value of Investments (Cost $1,809,313 (b)) ........................................               102.%8          $ 2,027,685
Liabilities In Excess of Other Assets ...................................................               (2.%8)              (43,248)
                                                                                                   -----------          -----------
       Net Assets .......................................................................               100.%0          $ 1,984,437
                                                                                                   ===========          ===========

       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


               Unrealized appreciation ..................................................................     $ 291,987
               Unrealized depreciation ..................................................................      (73,615)
                                                                                                             ---------

                     Net unrealized appreciation ........................................................    $ 218,372
                                                                                                             =========



See accompanying notes to financial statements

                                                     QUAKER SMALL-CAP VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          December 31,1997
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $1,809,313) .........................................................                $ 2,027,685
       Income receivable ...............................................................................                      1,331
       Receivable for investments sold .................................................................                     63,494
       Deferred organization expenses, net (notes 2 and 4) .............................................                     25,883
       Other asset .....................................................................................                        563
                                                                                                                        -----------

            Total assets ...............................................................................                  2,118,956
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ................................................................................                      7,519
       Payable for investment purchases ................................................................                    115,229
       Due to fund sponsor (note 3) ....................................................................                     11,273
       Disbursements in excess of cash on demand deposit ...............................................                        498
                                                                                                                        -----------

            Total liabilities ..........................................................................                    134,519
                                                                                                                        -----------

NET ASSETS
       (applicable to 159,796 shares outstanding; unlimited
        shares of $0.01 par value beneficial interest authorized) ......................................                $ 1,984,437
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE
       PER SHARE
       ($1,984,437 / 159,796 shares) ...................................................................                $     12.42
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 1,717,234
       Distribution in excess of net investment income .................................................                       (412)
       Undistributed net realized gain on investments ..................................................                     49,243
       Net unrealized appreciation on investments ......................................................                    218,372
                                                                                                                        -----------
                                                                                                                         $1,984,437
                                                                                                                     ==============










See accompanying notes to financial statements

                                                     QUAKER SMALL-CAP VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended December 31, 1997
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Dividends .....................................................................................               $   9,669
            Interest ......................................................................................                   1,531
                                                                                                                          ---------

                 Total income .............................................................................                  11,200
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                   6,289
            Fund administration fees (note 2) .............................................................                   1,468
            Custody fees ..................................................................................                     895
            Registration and filing administration fees ...................................................                     920
            Fund accounting fees (note 2) .................................................................                  12,000
            Audit fees ....................................................................................                   2,017
            Legal fees ....................................................................................                   1,404
            Securities pricing fees .......................................................................                   5,818
            Shareholder servicing fees (note 3) ...........................................................                   2,096
            Shareholder recordkeeping fees (note 2) .......................................................                   3,000
            Shareholder servicing expenses ................................................................                     890
            Registration and filing expenses ..............................................................                   1,674
            Printing expenses .............................................................................                     139
            Amortization of deferred organization expenses (note 4) .......................................                   3,406
            Trustee fees and meeting expenses .............................................................                      44
            Other operating expenses ......................................................................                     627
                                                                                                                          ---------

                 Total expenses ...........................................................................                  42,687
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 3) ....................................................                 (23,005)
                       Investment advisory fees waived (note 2) ...........................................                  (6,289)
                       Shareholder servicing fees waived (note 3) .........................................                  (2,096)
                                                                                                                          ---------

                 Net expenses .............................................................................                  11,297
                                                                                                                          ---------

                       Net investment loss ................................................................                     (97)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 187,406
       Increase in unrealized appreciation on investments .................................................                  53,399
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 240,805
                                                                                                                          ---------

                 Net increase in net assets resulting from operations .....................................               $ 240,708
                                                                                                                          =========




See accompanying notes to financial statements

                                                    QUAKER SMALL-CAP VALUE FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            For the
                                                                                                                        period from
                                                                                                                  November 25, 1996
                                                                                                                      (commencement
                                                                                                  Period ended    of operations) to
                                                                                                   December 31,             June 30,
                                                                                                          1997                 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

  Operations
     Net investment income (loss) ........................................................         $       (97)         $     1,230
     Net realized gain  from investment transactions .....................................             187,406               54,417
     Increase in unrealized appreciation on investments ..................................              53,399              164,973
                                                                                                        ------              -------
        Net increase in net assets resulting from operations .............................             240,708              220,620
                                                                                                       -------              -------
  Distributions to shareholders from
     Net investment income ...............................................................                 (52)              (1,081)
     Distribution in excess of net investment income .....................................                (412)                   0
     Net realized gain from investment transactions ......................................            (138,163)             (54,417)
                                                                                                      --------              -------
        Decrease in net assets resulting from distributions ..............................            (138,627)             (55,498)
                                                                                                      --------              -------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ................             548,883            1,168,351
                                                                                                       -------            ---------
           Total increase in net assets ..................................................             650,964            1,333,473

NET ASSETS

  Beginning of period ....................................................................           1,333,473                    0
                                                                                                    ----------            ---------
  End of period (including undistributed net investment income ...........................         $ 1,984,437          $ 1,333,473
            of $149 at June 30, 1997)                                                               ==========            =========


(a) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the period from November 25, 1996
                                                                        Period ended               (commencement of operations) to
                                                                      December 31, 1997                     June 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Shares            Value            Shares           Value
                                                                  ------           -------          --------        ---------
Shares sold ..............................................        36,386        $  455,278           110,840       $1,112,853
Shares issued for reinvestment
  of distributions .......................................        11,315           138,627             4,820           55,498
                                                                  ------           -------          --------        ---------
                                                                  47,701           593,905           115,660        1,168,351

Shares redeemed ..........................................        (3,565)          (45,022)                0                0
                                                                  ------           -------          --------       ----------
  Net increase ...........................................        44,136        $  548,883           115,660       $1,168,351
                                                                  ======           =======          ========       ==========


See accompanying notes to financial statements

                                                    QUAKER SMALL-CAP VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the
                                                                                                                 period from
                                                                                                           November 25, 1996
                                                                                                               (commencement
                                                                                          Period ended     of operations) to
                                                                                           December 31,              June 30,
                                                                                                  1997                  1997
------------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period .................................................       $   11.53              $   10.00
                                                                                             ---------              ---------
   Income from investment operations
      Net investment income ..........................................................            0.00                   0.01
      Net realized and unrealized gain on investments ................................            1.93                   2.02
                                                                                                  ----                   ----
         Total from investment operations ............................................            1.93                   2.03
                                                                                                  ----                   ----
   Distributions to shareholders from
      Net investment income ..........................................................           (0.00)                 (0.01)
      Net realized gain from investment transactions .................................           (1.04)                 (0.49)
                                                                                                 -----                  ----
         Total distributions .........................................................           (1.04)                 (0.50)
                                                                                                 -----                  -----

Net asset value, end of period .......................................................       $   12.42              $   11.53
                                                                                             =========              =========

Total return (b) .....................................................................           17.06%                 20.35%
                                                                                                 =====                  =====

Ratios/supplemental data

   Net assets, end of period .................................................               $1,984,437            $ 1,333,473
                                                                                             ==========            ===========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                                              5.08 %(a)              10.50% (a)
      After expense reimbursements and waived fees                                               1.35 %(a)               1.31% (a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees                                              (3.74)%(a)             (8.96)%(a)
      After expense reimbursements and waived fees                                               (0.02)%(a)              0.22 %(a)

   Portfolio turnover rate                                                                       64.68 %                90.63 %

   Average broker commissions per share (c)                                                      $0.0499                $0.0453



(a)  Annualized.

(b)  Aggregate total return, not annualized.

(c)  Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

See accompanying notes to financial statements

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Small-Cap Value Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Aronson + Partners (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $6,289 for the period ended December 31, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Manager to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Manager and not directly by the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor


                                                                     (Continued)

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)



has voluntarily waived its fee amounting to $2,096 and has reimbursed expenses totaling $23,005 for the period ended December 31, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $29,289 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $1,441,741 and $1,040,166 respectively, for the period ended December 31, 1997.

--------------------------------------------------------------------------------

                          QUAKER SECTOR ALLOCATION FUND

--------------------------------------------------------------------------------

                     a series of the Quaker Investment Trust






                             SEMI-ANNUAL REPORT 1997


                        FOR THE PERIOD ENDED DECEMBER 31


















                                  FUND SPONSOR
                               Quaker Funds, Inc.
                             1288 Valley Forge Road
                               Post Office Box 987
                        Valley Forge, Pennsylvania 19482
                                 1-800-220-8888

                                                QUAKER SECTOR ALLOCATION EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 11.17%

       Evergreen Money Market Treasury Institutional Money
            Market Institutional Service Shares ........................................                45,147              $ 45,147
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Institutional Service Shares ..................................                45,146                45,146
                                                                                                                            --------

            Total Investment Companies (Cost $90,293) ..................................                                      90,293
                                                                                                                            --------


Total Value of Investments (Cost $90,293 (a)) ..........................................                11.17%              $ 90,293
Other Assets Less Liabilities ..........................................................                88.83%               718,246
                                                                                                     ---------              --------
       Net Assets ......................................................................               100.00%              $808,539
                                                                                                     =========              ========




       (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                      Unrealized appreciation...........................................                                   $0
                      Unrealized depreciation...........................................                                    0
                                                                                                              ----------------

                            Net unrealized appreciation                                                                    $0
                                                                                                              ================

See accompanying notes to financial statements

                                                QUAKER SECTOR ALLOCATION EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          December 31, 1997
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $90,293) ..............................................................                $  90,293
       Cash ..............................................................................................                  709,555
       Prepaid expenses ..................................................................................                       39
       Deferred organization expenses, net (note 4) ......................................................                   26,401
                                                                                                                          ---------

            Total assets .................................................................................                  826,288
                                                                                                                          ---------

LIABILITIES
       Accrued expenses ..................................................................................                    2,927
       Transaction losses payable ........................................................................                       23
       Due to fund sponsor (note 3) ......................................................................                   14,799
                                                                                                                          ---------

            Total liabilities ............................................................................                   17,749
                                                                                                                          ---------

NET ASSETS
       (applicable to 79,948 shares outstanding; unlimited
        shares of $0.01 par value beneficial interest authorized) ........................................                $ 808,539
                                                                                                                          =========

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE
       PER SHARE
       ($808,539 / 79,948 shares) ........................................................................                $   10.11
                                                                                                                          =========

NET ASSETS CONSIST OF
       Paid-in capital ...................................................................................                $ 808,548
       Distribution in excess of net investment income ...................................................                       (9)
                                                                                                                          ---------

                                                                                                                          $ 808,539
                                                                                                                          =========


See accompanying notes to financial statements

                                                QUAKER SECTOR ALLOCATION EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended December 31, 1997
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Dividends .....................................................................................               $   7,998
            Interest ......................................................................................                   3,620
                                                                                                                          ---------

                 Total income .............................................................................                  11,618
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                   5,073
            Fund administration fees (note 2) .............................................................                   1,184
            Shareholder service fees (note 3) .............................................................                   1,691
            Custody fees ..................................................................................                     723
            Registration and filing administration fees (note 2) ..........................................                     883
            Fund accounting fees (note 2) .................................................................                  12,000
            Audit fees ....................................................................................                     100
            Legal fees ....................................................................................                     535
            Securities pricing fees .......................................................................                     550
            Shareholder recordkeeping fees ................................................................                   3,000
            Other fees ....................................................................................                     879
            Shareholder servicing expenses ................................................................                     910
            Registration and filing expenses ..............................................................                   2,007
            Printing expenses .............................................................................                      75
            Amortization of deferred organization expenses (note 4) .......................................                   2,888
            Other operating expenses ......................................................................                     317
                                                                                                                          ---------

                 Total expenses ...........................................................................                  32,815
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 3) ....................................................                 (18,145)
                       Investment advisory fees waived (note 2) ...........................................                  (5,073)
                       Shareholder service fees (note 3) ..................................................                  (1,691)
                                                                                                                          ---------

                 Net expenses .............................................................................                   7,906
                                                                                                                          ---------

                       Net investment oincome .............................................................                   3,712
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realizedo gain from investment transactions ....................................................                 162,607
       Decrease in unrealizedo appreciation on investments ................................................                 (35,222)
                                                                                                                          ---------

            Net realized and unrealized ogain on investments ..............................................                 127,385
                                                                                                                          ---------

                 Net oincrease in net assets resulting from operations ....................................               $ 131,097
                                                                                                                          =========




See accompanying notes to financial statements

                                                QUAKER SECTOR ALLOCATION EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            For the
                                                                                                                        period from
                                                                                                                  November 25, 1996
                                                                                                                      (commencement
                                                                                                    Period ended  of operations) to
                                                                                                     December 31,           June 30,
                                                                                                            1997               1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

  Operations
     Net investment income ...................................................................            $3,712             $2,729
     Net realized gain from investment transactions ..........................................           162,607             31,441
     Increase (decrease) in unrealized appreciation on investments ...........................           (35,222)            35,222
                                                                                                         -------             ------
        Net increase in net assets resulting from operations .................................           131,097             69,392
                                                                                                         -------             ------
  Distributions to shareholders from
     Net investment income ...................................................................            (3,713)            (2,728)
     Distributions in excess of net investment income ........................................                (9)                 0
     Net realized gain from investment transactions ..........................................          (162,607)           (31,441)
                                                                                                        --------            ------
        Decrease in net assets resulting from distributions ..................................          (166,329)           (34,169)
                                                                                                        --------            -------
  Capital share transactions
     Increase (decrease) in net assets resulting from capital share transactions (a) .........          (219,062)         1,027,610
                                                                                                        --------          ---------
           Total increase (decrease) in net assets ...........................................          (254,294)         1,062,833

NET ASSETS

  Beginning of period ........................................................................         1,062,833                  0
                                                                                                     -----------        -----------
  End of period (including undistributed net investment income ....................................     $808,539         $1,062,833
                 of $1 at June 30, 1997)                                                             ===========        ===========



(a) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the period from November 25, 1996
                                                                   Period ended                     (commencement of operations) to
                                                                  December 31, 1997                           June 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                              Shares               Value                 Shares              Value
                                                            ----------          -----------             --------          ----------
Shares sold ......................................              27,790             $301,485              100,067            $993,528
Shares issued for reinvestment
  of distributions ...............................              16,183              166,329                3,317              34,082
                                                                ------              -------              -------           ---------
                                                                43,973              467,814              103,384           1,027,610

Shares redeemed ..................................             (67,409)            (686,876)                   0                   0
                                                               -------              -------              -------           ---------
  Net increase (decrease) ........................             (23,436)           ($219,062)             103,384          $1,027,610
                                                               =======             ========              =======           =========
See accompanying notes to financial statements

                                                QUAKER SECTOR ALLOCATION EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)


                                                          November 25, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                    period from
                                                                                                               November 26,1997
                                                                                                               (commencement of
                                                                                             Period ended        operations) to
                                                                                              December 31,              June 30,
                                                                                                     1997                  1997
------------------------------------------------------------------------------------------------------------------------------------



Net asset value, beginning of period ...............................................               $10.28                $10.00
                                                                                             -------------       ---------------

       oIncome from investment operations
            Net investmento income .................................................                 0.03                  0.05
            Net realized and unrealizedo gain on investments .......................                 1.08                  0.59
                                                                                             -------------       ---------------

                 Total from investment operations ..................................                 1.11                  0.64
                                                                                             -------------       ---------------

       Distributions to shareholders from
            Net investment income ..................................................                (0.03)                (0.05)
            Net realized gain from investment transactions .........................                (1.25)                (0.31)
                                                                                             -------------       ---------------

                 Total distributions ...............................................                (1.28)                (0.36)
                                                                                             -------------       ---------------

Net asset value, end of period .....................................................               $10.11                $10.28
                                                                                             =============       ===============

Total return (b) ...................................................................                 9.72%                 6.51%
                                                                                             =============       ===============

Ratios/supplemental data

       Net assets, end of period ...................................................              $808,539            $1,062,833
                                                                                             =============       ===============

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees .........................                        4.86% (a)              14.80%(a)
     After expense reimbursements and waived fees ..........................                        1.17% (a)               1.34%(a)

Ratio of net investment income (loss) to average net assets
     Before expense reimbursements and waived fees .........................                       (3.13)%(a)            (12.61)%(a)
     After expense reimbursements and waived fees ..........................                        0.56% (a)              0.85% (a)

Portfolio turnover rate ....................................................                      120.21%                 54.52%

Average broker commissions per share (c) ...................................                       $0.0241                $0.1215

(a)    Annualized

(b)    Aggregate total return, not annualized

(c)    Represents  total  commission  paid on portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.


See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Sector Allocation Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of U. S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Logan Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $5,073 ($0.04 per share) for the period ended December 31, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $1,691 and has reimbursed expenses totaling $18,145 for the period ended December 31, 1997.

                                                                     (Continued)

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $1,222,635 and $2,359,862 respectively, for the period ended December 31, 1997.

--------------------------------------------------------------------------------

                            QUAKER FIXED INCOME FUND

--------------------------------------------------------------------------------

                     a series of the Quaker Investment Trust






                             SEMI-ANNUAL REPORT 1997


                        FOR THE PERIOD ENDED DECEMBER 31


















                                  FUND SPONSOR
                               Quaker Funds, Inc.
                             1288 Valley Forge Road
                               Post Office Box 987
                        Valley Forge, Pennsylvania 19482
                                 1-800-220-8888

                                                      QUAKER FIXED INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1997
                                                             (Unaudited)

                                                                                            Interest        Maturity        Value
                                                                               Principal      Rate            Date         (note 1)
                                                                              ----------   ----------       ---------      --------

U. S. GOVERNMENT OBLIGATIONS - 89.52%

       U. S. Treasury Bond ..........................................           $270,000      10.375%       11/15/12       $358,763
       U. S. Treasury Note ..........................................            420,000      11.125%       08/15/03        526,837


            Total U. S. Government Obligations (Cost $861,699) ......                                                      885,600
                                                                                                                          --------

                                                                                                             Shares
                                                                                                            ---------
INVESTMENT COMPANIES - 7.63%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                          51,476        51,476
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares .........................                          24,037        24,037
                                                                                                                          --------

            Total Investment Companies (Cost $75,513) ..............................                                        75,513
                                                                                                                          --------


Total Value of Investments (Cost $937,212 (a)) .....................................                           97.15%     $961,113
Other Assets Less Liabilities ......................................................                            2.85%       28,188
                                                                                                             --------     --------
       Net Assets ..................................................................                          100.00%     $989,301
                                                                                                             ========     ========




       (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                    Unrealized appreciation .............................................................                  $23,901
                    Unrealized depreciation .............................................................                        0
                                                                                                                           -------

                         Net unrealized appreciation ...................................................                   $23,901
                                                                                                                           =======


See accompanying notes to financial statements

                                                      QUAKER FIXED INCOME FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          December 31, 1997
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $937,212) .............................................................                $  961,113
       Interest receivable ...............................................................................                    21,287
       Deferred organization expenses, net (note 4) ......................................................                    25,883
       Other asset .......................................................................................                       278
                                                                                                                          ----------

            Total assets .................................................................................                 1,008,561
                                                                                                                          ----------

LIABILITIES
       Accrued expenses ..................................................................................                     6,671
       Due to fund sponsor (note 3) ......................................................................                    11,939
       Disbursements in excess of cash on demand deposit .................................................                       650
                                                                                                                          ----------

            Total liabilities ............................................................................                    19,260
                                                                                                                          ----------

NET ASSETS
       (applicable to 96,546 shares outstanding; unlimited
        shares of $ 0.01 par value beneficial interest authorized) .......................................                $  989,301
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE
       PER SHARE
       ($989,301 / 96,546 shares) ........................................................................                $    10.25
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ...................................................................................                $  964,671
       Undistributed net investment income ...............................................................                        32
       Undistributed net realized gain on investments ....................................................                       697
       Net unrealized appreciation on investments ........................................................                    23,901
                                                                                                                          ----------
                                                                                                                          $  989,301
                                                                                                                          ==========


See accompanying notes to financial statements

                                                      QUAKER FIXED INCOME FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended December 31, 1997
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Interest .......................................................................................               $ 23,053
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                  1,841
            Fund administration fees (note 2) ..............................................................                    716
            Shareholder servicing fees (note 3) ............................................................                    614
            Custody fees ...................................................................................                    557
            Registration and filing administration fees (note 2) ...........................................                    769
            Fund accounting fees (note 2) ..................................................................                 12,000
            Audit fees .....................................................................................                  2,017
            Legal fees .....................................................................................                  1,404
            Securities pricing fees ........................................................................                     53
            Shareholder recordkeeping fees (note 2) ........................................................                  3,000
            Shareholder servicing expenses .................................................................                    661
            Registration and filing expenses ...............................................................                    302
            Printing expenses ..............................................................................                    537
            Amortization of deferred organization expenses (note 4) ........................................                  3,406
            Trustee fees and meeting expenses ..............................................................                     44
            Other operating expenses .......................................................................                    485
                                                                                                                           --------

                 Total expenses ............................................................................                 28,406
                                                                                                                           --------

                 Less:
                       Expense reimbursements (note 3) .....................................................                (22,278)
                       Investment advisory fees waived (note 2) ............................................                 (1,841)
                       Shareholder servicing fees waived (note 3) ..........................................                   (614)
                                                                                                                           --------

                 Net expenses ..............................................................................                  3,673
                                                                                                                           --------

                       Net investment income ...............................................................                 19,380
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ......................................................                    697
       Decrease in unrealized depreciation on investments ..................................................                 25,909
                                                                                                                           --------

            Net realized and unrealized gain on investments ................................................                 26,606
                                                                                                                           --------

                 Net increase in net assets resulting from operations ......................................               $ 45,986
                                                                                                                           ========



See accompanying notes to financial statements

                                                      QUAKER FIXED INCOME FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            For the
                                                                                                                        period from
                                                                                                                  November 25, 1997
                                                                                                                      (commencement
                                                                                                   Period ended   of operations) to
                                                                                                    December 31,            June 30,
                                                                                                           1997                1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

  Operations
     Net investment income .................................................................          $  19,380           $  12,277
     Net realized gain from investment transactions ........................................                697                   0
     Increase (decrease) in unrealized depreciation on investments .........................             25,909              (2,008)
                                                                                                         ------              ------
        Net increase in net assets resulting from operations ...............................             45,986              10,269
                                                                                                         ------              ------
  Distributions to shareholders from
     Net investment income .................................................................            (19,357)            (12,268)
                                                                                                        -------             -------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ..................            386,742             577,929
                                                                                                        -------             -------
           Total increase in net assets ....................................................            413,371             575,930

NET ASSETS

  Beginning of period ......................................................................            575,930                   0
                                                                                                        -------             -------
  End of period (including undistributed net investment income .............................          $ 989,301           $ 575,930
                 of $32 at December 31, 1997 and $9 at June 30, 1997)                                 =========           =========



(a) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    For the period from November 25,
                                                                        Period ended                (commencement of operations) to
                                                                      December 31, 1997                        June 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                   Shares               Value              Shares              Value
                                                                ---------            --------            --------           --------
Shares sold ..........................................             46,473            $470,186              56,957           $565,661
Shares issued for reinvestment
  of distributions ...................................              1,907              19,357               1,248             12,268
                                                                 --------            --------            --------           --------
                                                                   48,380             489,543              58,205            577,929

Shares redeemed ......................................            (10,039)           (102,801)                  0                  0
                                                                 --------            --------            --------           --------

  Net increase .......................................             38,341            $386,742              58,205           $577,929
                                                                 ========            ========            ========           ========


See accompanying notes to financial statements

                                                      QUAKER FIXED INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                                                                                                   period from
                                                                                                             November 25, 1996
                                                                                                                 (commencement
                                                                                            Period emded     of operations) to
                                                                                             December 31,              June 30,
                                                                                                    1997                  1997
------------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period ....................................................      $    9.89           $     10.00
                                                                                               ---------           -----------

       Income from investment operations
            Net investment income .......................................................           0.23                  0.26
            Net realized and unrealized gain (loss) on investments ......................           0.36                 (0.11)
                                                                                               ---------           -----------

                 Total from investment operations .......................................           0.59                  0.15
                                                                                               ---------           -----------

       Distributions to shareholders from
            Net investment income .......................................................          (0.23)               (0.26)
                                                                                               ---------           -----------

Net asset value, end of period ..........................................................      $   10.25           $     9.89
                                                                                               =========           ===========


Total return (b) ........................................................................          6.05%                 1.57%
                                                                                               =========           ===========


Ratios/supplemental data

       Net assets, end of period ........................................................      $ 989,301           $   575,930
                                                                                               =========           ===========

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees ...............................           6.92% (a)           16.56% (a)
            After expense reimbursements and waived fees ................................           0.90% (a)            0.90% (a)

       Ratio of net investment income (loss) to average net assets
            Before expense reimbursements and waived fees ...............................           1.05% (a)           (10.87)%(a)
            After expense reimbursements and waived fees ................................           7.08% (a)             4.79% (a)


       Portfolio turnover rate ..........................................................           6.09%                 0.00%


(a) Annualized.

(b) Aggregate total return, not annualized.

See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Fixed Income Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade income securities. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 3:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Fiduciary Asset Management Co. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $1,841 ($0.02 per share) for the period ended December 31, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.15% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $614 and has reimbursed expenses totaling $22,278 for the period ended December 31, 1997.


                                                                     (Continued)

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1997
                                   (Unaudited)


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $407,841 and $43,969 respectively, for the period ended December 31, 1997.